     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON: November 4, 1999

                                            REGISTRATION NO. 333-53589/811-08789
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            ------------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                          Pre-Effective Amendment No.                        [ ]
                          Post-Effective Amendment No. 1                     [X]
                                    and/or
REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                                        [X]
                          Amendment No. 3                                    [X]

                            ------------------------

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 2929 ALLEN PARKWAY, HOUSTON, TEXAS       77019
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                           HUEY P. FALGOUT, JR., ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      P.O. BOX 3206, HOUSTON, TEXAS 77253
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    Copy to:
                              JOHN A. DUDLEY, ESQ.
                           SULLIVAN & WORCESTER, LLP
                         1025 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                            ------------------------

             It is proposed that this filing will become effective (check appropriate box):

                            immediately upon filing pursuant to paragraph (b)
                    -----
                            on (date) pursuant to paragraph (b)
                    -----
                            60 days after filing pursuant to paragraph (a)(1)
                    -----
                      X     on January 3, 2000 pursuant to paragraph (a)(1)
                    -----
                            75 days after filing pursuant to paragraph (a)(2)
                    -----
                            on (date) pursuant to paragraph (a)(2) of Rule 485
                    -----

     If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

                            ------------------------

================================================================================

AMERICAN GENERAL SERIES
PORTFOLIO COMPANY 3

2929 ALLEN PARKWAY
HOUSTON TEXAS 77019
JANUARY 3, 2000

PROSPECTUS

The American General Series Portfolio Company 3 (the "Series Company") is a mutual fund made up of 18 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 18 Funds:

ACTIVELY MANAGED EQUITY FUNDS:

          AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH
          FUND")
          Long-term capital appreciation through investments in non-U.S. companies, the majority of which are expected to be in developed markets.

          AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") Long-term growth through investments in large cap U.S. issuers. Dividend income is a secondary objective.

          AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") Capital appreciation through investments in medium capitalization equity securities. Current income is a secondary objective.

          AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND") Long-term growth through investments in small growth companies.

          AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") Growth of capital and future income through investments in non-U.S. issuers.

          AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND") Total returns exceeding the Russell 1000 Value Index through investments in equity securities.

          AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND") Growth through investments in medium capitalization companies.

          AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") Maximum long-term return through investments in small capitalization companies.

SPECIALTY EQUITY FUND:

          AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE
          FUND")
          Growth through investments in companies meeting social criteria of the Fund.

BALANCED FUND:

          AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
          Conservation of principal and long-term growth of capital and income through investments in fixed income and equity securities.

INCOME FUNDS:

          AMERICAN GENERAL HIGH YIELD BOND FUND ("HIGH YIELD BOND FUND") Highest possible total return and income consistent with conservation of capital through investments in high yielding, high risk fixed income securities.

          INVESTMENTS OF THIS TYPE ARE REGARDED BY THE RATING AGENCIES AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.

          AMERICAN GENERAL STRATEGIC BOND FUND ("STRATEGIC BOND FUND")
          Highest possible total return and income consistent with conservation of capital through investments in income producing securities.

          THE LOWER RATED FIXED INCOME SECURITIES IN WHICH THE FUND MAY INVEST ARE REGARDED BY THE RATING AGENCIES AS SPECULATIVE WITH RESPECT TO AN ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.

          AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")
          High total return consistent with conservation of capital through investments primarily in investment grade fixed income securities.

          AMERICAN GENERAL CORE BOND FUND ("CORE BOND FUND")
          Highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.

MONEY MARKET FUND:

          AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
          Income through investments in short-term money market securities.

LIFESTYLE FUNDS:

          AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND") Growth through investments in Series Company Funds.

          AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")
          Growth and current income through investments in Series Company Funds.

          AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
          Current income and a low to moderate level of growth through investments in Series Company Funds.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS

                                                   PAGE
                                                   ----
COVER PAGE
WELCOME........................................      1
ABOUT THE FUNDS................................      1
     Growth, Balanced, Income, Stability and
       Lifestyle Categories....................      1
SERIES COMPANY FUND FACT SHEETS
     Balanced Fund.............................      3
     Conservative Growth Lifestyle Fund........      5
     Core Bond Fund............................      6
     Domestic Bond Fund........................      8
     Growth Lifestyle Fund.....................     10
     High Yield Bond Fund......................     11
     International Growth Fund.................     13
     International Value Fund..................     15
     Large Cap Growth Fund.....................     16
     Large Cap Value Fund......................     18
     Mid Cap Growth Fund.......................     19
     Mid Cap Value Fund........................     20
     Moderate Growth Lifestyle Fund............     21
     Money Market Fund.........................     22
     Small Cap Growth Fund.....................     23
     Small Cap Value Fund......................     24
     Socially Responsible Fund.................     26
     Strategic Bond Fund.......................     27
MORE ABOUT PORTFOLIO INVESTMENTS...............     29
     Equity Securities.........................     29
     Fixed Income Securities...................     29
     U.S. Government Securities................     30
     Mortgage-Related Securities...............     30
     Asset-Backed Securities...................     31
     Loan Participations.......................     31
     Variable Amount Demand Master Notes.......     31
     Variable Rate Demand Notes................     31
     Structured Securities.....................     32

                                                   PAGE
                                                   ----
     Real Estate Securities....................     32
     Foreign Securities........................     32
     Depository Receipts.......................     32
     Investment Funds..........................     32
     Foreign Currency..........................     32
     Illiquid Securities.......................     32
     When-Issued Securities....................     33
     Money Market Securities...................     33
     Investment Companies......................     33
     Futures and Options.......................     33
     Swap Agreements...........................     34
     Warrants and Rights.......................     34
     Repurchase Agreements.....................     34
     Reverse Repurchase Agreements, Dollar
       Rolls and Borrowing.....................     34
     A Word About Risk.........................     35
     Investment Practices......................     37
ABOUT THE SERIES COMPANY'S MANAGEMENT..........     39
     Investment Adviser........................     39
     Investment Sub-advisers...................     39
     How VALIC is Paid for Its Services........     43
ABOUT THE SERIES COMPANY.......................     44
     Series Company Shares.....................     44
     Net Asset Value of the Series Company
       Shares..................................     44
     Dividends and Capital Gains...............     44
     Tax Consequences..........................     45
FINANCIAL HIGHLIGHTS...........................     46
PERFORMANCE INFORMATION........................     48
APPENDIX -- DESCRIPTION OF BOND RATINGS........     67
APPENDIX -- DESCRIPTION OF COMMERCIAL PAPER
            RATINGS............................     69



                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company and any investment Sub-adviser that we work with. The words you and your mean the participant.

Individuals can't invest in the shares of these Funds directly. Instead, they participate through annuity or variable life contracts or employer plans with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. Most often employers set up these contracts so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your contract prospectus.

After you invest in a Fund, you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus should be directed, in writing, to VALIC Customer Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.

All inquiries regarding contracts issued by American General Life Insurance Company (AGL) should be directed to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or call 1-800-813-5065. AGL is a member of the American General Corporation group of companies, as is VALIC.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, BALANCED, INCOME, STABILITY
AND LIFESTYLE CATEGORIES

The Funds offered in this prospectus fall into five general investment categories: growth, balanced, income, stability and lifestyle.

Growth Category

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  International Growth Fund

  International Value Fund

  Large Cap Growth Fund

  Large Cap Value Fund

  Mid Cap Growth Fund

  Mid Cap Value Fund

  Small Cap Growth Fund

  Small Cap Value Fund

  Socially Responsible Fund

Balanced Category
(Combination of Growth and Income Categories)

The goal of a Fund in the balanced category is to increase the value of your investment over the long term and to provide income. The Fund in the balanced category seeks to conserve the value of your initial investment and promote long-term growth and income by investing in stocks and income producing securities.

Series Company Balanced Category includes:

  Balanced Fund

Income Category

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on a Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to a Fund on a regular basis.

Series Company Income Category includes:

  Core Bond Fund

  Domestic Bond Fund

  High Yield Bond Fund

  Strategic Bond Fund

--------------------------------------------------------------------------------

  Stability Category

The Fund in the stability category provides liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

Lifestyle Category

The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The Lifestyle Funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.

A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of Series Company Funds in order to meet its investment objective. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.

Series Company Lifestyle Category includes:

  Conservative Growth Lifestyle Fund

  Growth Lifestyle Fund

  Moderate Growth Lifestyle Fund

BALANCED FUND
Fact Sheet
-------------------------------------------------
Investment Goal      CONSERVATION OF PRINCIPAL
                     AND LONG-TERM GROWTH
                     OF CAPITAL AND INCOME
                     THROUGH INVESTMENTS IN
                     FIXED INCOME AND
                     EQUITY SECURITIES
-------------------------------------------------
Investment Category BALANCED
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks balanced accomplishment of
(i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

INVESTMENT STRATEGY
The Fund invests in a combination of fixed income and equity securities in order to maintain the value of your principal investment and provide you with capital growth and income over the long term. At all times at least 25% of the Fund's total assets are invested in fixed income senior securities. We select securities for the Fund's portfolio by identifying fixed income and equity securities that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different group of portfolio managers makes investment decisions for the fixed income and equity portions of the Fund.

We follow the guidelines listed below for making the primary investments for the Fund.

                                          Percent of
                                        Fund's Total
Fund Investments                           Assets(1)
----------------------------------------------------
Fixed income securities
    Securities rated A or better           up to 75%
    by Moody's Investors Service,
    Inc. ("Moody's") or Standard &
    Poors Ratings Group ("S&P") or
    of comparable investment
    quality(2), U.S. Government
    securities and its
    instrumentalities, securities
    issued by the Canadian
    Government, its provinces or
    their instrumentalities,
    mortgage-related securities of
    governmental issuers, GNMA
    certificates of private
    issuers, collateralized
    mortgage obligations,
    mortgage-backed bonds, cash or
    cash equivalents, including
    commercial bank obligations
    and commercial paper(3)
----------------------------------------------------
Fixed income senior securities          at least 25%
----------------------------------------------------
Equity securities(4)                       up to 75%
----------------------------------------------------
High yielding high risk fixed              up to 20%
income securities(5)
----------------------------------------------------

(1) At time of purchase.
(2) The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.
(3) All of the above listed fixed income securities will constitute at least 75% of the fixed income securities held by the Fund.
(4) Equity securities held by the Fund will be listed on national securities exchanges or in the national over-the-counter market (NASDAQ) and may include American Depository Receipts. We may invest up to 10% of the Fund's assets in the securities of U.S. small-capitalization companies.
(5) No minimum rating requirement applied. Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.

INVESTMENT RISK

Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Value Investing Risk: the risk that the portfolio manager's judgements that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Credit Risk: the risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: the risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Risk of Lower Rated Fixed Income Securities: A significant portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

BALANCED FUND
Fact Sheet
--------------------------------------------------------------------------------

Prepayment Risk: the risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

CONSERVATIVE GROWTH
LIFESTYLE FUND
Fact Sheet
-------------------------------------------------
Investment Goal    CURRENT INCOME AND LOW
                   TO MODERATE GROWTH
                   THROUGH INVESTMENTS IN
                   SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.

International Equity Securities            5%-15%
Small Capitalization Equity Securities     5%-15%
Medium Capitalization Equity Securities    5%-15%
Large Capitalization Equity Securities    25%-35%
Bonds                                     30%-50%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.

We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International Value Fund      5%
American General International Growth Fund     5%
American General Small Cap Value Fund          5%
American General Small Cap Growth Fund         5%
American General Mid Cap Value Fund            5%
American General Mid Cap Growth Fund           5%
American General Large Cap Growth Fund        15%
American General Large Cap Value Fund         15%
American General Domestic Bond Fund           40%

INVESTMENT RISK

The Fund is a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") because it invests in a limited number of the Underlying Funds. However, the Underlying Series Company Funds themselves are diversified companies.

The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Fund to meet their investment objectives.

Investment in the Underlying Series Company Funds involves manager risk. Manager Risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds. The Fund is also subject to the risk that a Fund that is "non-diversified" under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security. The securities that Underlying Series Company Funds invest in also involve various risks. For a discussion of these risks, see the Funds "Fact Sheets" and "A Word About Risk" in this prospectus.

CORE BOND FUND
Fact Sheet
-------------------------------------------------
Investment Goal     HIGHEST POSSIBLE TOTAL
                      RETURN CONSISTENT WITH
                      CONSERVATION OF CAPITAL
                      THROUGH INVESTMENTS IN
                      MEDIUM TO HIGH QUALITY
                      FIXED INCOME SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
American General Investment Management, L.P.

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed income securities.

INVESTMENT STRATEGY
The Fund invests in medium to high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                          Percent of
                                        Fund's Total
Fund Investments                           Assets(1)
----------------------------------------------------
Investment grade intermediate and       at least 65%
long-term corporate fixed income
securities rated at least Baa3 by
Moody's or BBB-- by S&P(2) or of
comparable quality, U.S. dollar
denominated fixed income
securities issued by foreign
issuers(3), securities issued or
guaranteed by the U.S.
Government(4), mortgaged backed
and other asset backed securities
----------------------------------------------------
Interest bearing short-term                up to 35%
investments, such as
commercial paper, bankers'
acceptances, bank
certificates of deposit and
other cash equivalents and
cash
----------------------------------------------------
Other fixed income securities              up to 10%
corporate bonds rated below Baa3
by Moody's and BBB-- by S&P(5)
----------------------------------------------------

                                          Percent of
                                        Fund's Total
Fund Investments                           Assets(1)
----------------------------------------------------
Equity securities                          up to 20%
preferred stocks,
convertible securities,
common stocks and warrants
----------------------------------------------------

(1) At time of purchase.
(2) The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.
(3) The Fund currently intends to limit these investments to no more than 40% of its total assets.
(4) U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by at least one of the following: (i) the full faith and credit of the U.S. Government
    (e.g., Government National Mortgage
    Association), (ii) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal
    Home Loan Banks), (iii) the credit of the issuing government agency (e.g., Student Loan
    Marketing Association) or (iv) the discretionary authority of the U.S. Government to purchase certain obligations of the agency.
(5) Commonly referred to as high yield, high risk, junk or below investment grade bonds.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Credit Risk: the risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: the risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Prepayment Risk: the risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed Income Securities: A significant portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments."

CORE BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

Foreign Securities Risks:

   Political Risk: the risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

   Sovereign Risk: the risk that a foreign government will interfere with currency trading or transferring money out of the country.

   Liquidity Risk: foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

   Limited Information Risk: the risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

   Developing Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

   Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. Markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

DOMESTIC BOND FUND
Fact Sheet
-------------------------------------------------
Investment Goal       HIGH TOTAL RETURN
                      CONSISTENT WITH
                      CONSERVATION OF
                      CAPITAL THROUGH
                      INVESTMENTS PRIMARILY IN
                      INVESTMENT GRADE FIXED
                      INCOME SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed income securities and other income producing securities.

INVESTMENT STRATEGY
The Fund invests in high quality fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                          Percent of
                                        Fund's Total
Fund Investments                           Assets(1)
----------------------------------------------------
Investment grade U.S. corporate         at least 65%
fixed income securities rated at
least A by Moody's or S&P(2), and
securities issued or guaranteed by
the U.S. Government(3), Yankee
bonds, asset backed bonds, and
mortgage backed bonds
----------------------------------------------------
Non-U.S. investment grade                  up to 35%
intermediate and long-term
corporate fixed income securities
rated at least A by Moody's or
S&P** or of comparable quality,
Eurodollar fixed income
securities(4), securities issued
or guaranteed by the Canadian
Government, its provinces or their
instrumentalities, interest
bearing short-term investments,
such as commercial paper, bankers'
acceptances, bank certificates of
deposit and other cash equivalents
and cash
----------------------------------------------------

                                          Percent of
                                        Fund's Total
Fund Investments                           Assets(1)
----------------------------------------------------
Other fixed income securities,             up to 25%
Corporate bonds rated less than A
by Moody's or S&P,
mortgage-related securities, high
yield, high risk bonds(5)
----------------------------------------------------
(1) At time of purchase.
(2) The Sub-adviser will not necessarily dispose of
    a fixed income security when its rating is down
    graded to below investment grade.
(3) U.S. Government securities are securities issued
    or guaranteed by the U.S. Government which are
    supported by at least one of the following: (i)
    the full faith and credit of the U.S. Government
    (e.g., Government National Mortgage
    Association), (ii) the right of the issuer to
    borrow from the U.S. Treasury (e.g., Federal
    Home Loan Banks), (iii) the credit of the
    issuing government agency (e.g., Student Loan
    Marketing Association) or (iv) the discretionary
    authority of the U.S. Government to purchase
    certain obligations of the agency.
(4) The Fund currently intends to limit these
    investments to no more than 20% of its total
    assets.
(5) No minimum rating requirement applies. Commonly
    referred to as high yield, high risk, junk or
    below investment grade fixed income securities.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: the risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: the risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Risk of Lower Rated Fixed Income Securities: A significant portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

DOMESTIC BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

Prepayment Risk: the risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

GROWTH LIFESTYLE
FUND
Fact Sheet
-------------------------------------------------
Investment Goal       GROWTH THROUGH
                      INVESTMENTS IN SERIES
                      COMPANY FUNDS
-------------------------------------------------
Investment Category LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth through investments in Series Company Funds. This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.

International Equity Securities        25%-35%
Small Capitalization Equity
  Securities                           15%-25%
Medium Capitalization Equity
  Securities                           10%-20%
Large Capitalization Equity
  Securities                           20%-30%
Bonds                                   5%-15%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.

We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International Value Fund   15%
American General International Growth Fund  15%
American General Small Cap Value Fund       10%
American General Small Cap Growth Fund      10%
American General Mid Cap Value Fund          8%
American General Mid Cap Growth Fund         7%
American General Large Cap Growth Fund      13%
American General Large Cap Value Fund       12%
American General Domestic Bond Fund         10%

INVESTMENT RISK
The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Series Company Funds. However, the Underlying Series Company Funds themselves are diversified companies.

The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies.

Because the Fund's assets will be adjusted only periodically and only within the investment ranges described herein, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Series Company Funds in which it invests. Changes in the net asset values of the underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the underlying Series Company Funds to meet their investment objectives.

Investment in the Underlying Series Company Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds. The Fund is also subject to the risk that a Fund that is "non-diversified" under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security. The securities that Underlying Series Company Funds invest in also involve various risks. For a discussion of these risks, see the Funds "Fact Sheets" and "A Word About Risk" in this prospectus.

For additional information
about THE FUND'S
INVESTMENTS see "More
about Portfolio Investments"
in the prospectus.

HIGH YIELD BOND
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     HIGHEST POSSIBLE TOTAL
                     RETURN AND INCOME
                     CONSISTENT WITH
                     CONSERVATION OF CAPITAL
                     THROUGH INVESTMENTS IN
                     HIGH YIELDING, HIGH RISK
                     FIXED INCOME SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
American General Investment Management, L.P.

INVESTMENT OBJECTIVE
Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities.

INVESTMENT STRATEGY
The Fund invests in high yielding, high risk fixed income securities to provide you with the highest possible total return from current income and capital gains while preserving your investment.

We follow the guidelines listed below for making the primary investments for the Fund.

                                         Percent of
                                       Fund's Total
Fund Investments                          Assets(1)
---------------------------------------------------
Fixed income securities rated          at least 65%
below Baa3 by Moody's and below
BBB- by S&P(2)
---------------------------------------------------
Foreign fixed income securities           up to 35%
rated below Baa3 by Moody's and
below BBB- by S&P(2)
---------------------------------------------------
Fixed income securities rated             up to 35%
Baa3 or higher by Moody's or
Rated BBB- or higher by S&P(3)
---------------------------------------------------
Zero coupon securities (i.e.,             up to 15%
securities not paying current
cash interest)
---------------------------------------------------
Equity securities, preferred              up to 20%
stocks, convertible securities,
common stocks and warrants
---------------------------------------------------
Fixed income securities rated             up to 15%
below Caa3 by Moody's or CCC- by
S&P(3)
---------------------------------------------------
Equity securities preferred               up to 20%
stocks, convertible securities,
common stocks and warrants
---------------------------------------------------

(1) At time of purchase.

(2) Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.

(3) The Sub-adviser will not necessarily dispose of a fixed income security when its rating is downgraded to below investment grade.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Interest Rate Risk: the risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Risk of Lower Rated Fixed Income Securities: High yielding, high risk fixed income securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities, achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them.

Prepayment Risk: the risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

Foreign Securities Risks:

    Political Risk: the risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Currency Risk: the risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Liquidity Risk: foreign markets may be less liquid and more volatile than

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

HIGH YIELD BOND
FUND
Fact Sheet
--------------------------------------------------------------------------------

    U.S. markets and offer less protection to investors.

    Limited Information Risk: the risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. Markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

INTERNATIONAL GROWTH
FUND
Fact Sheet
-------------------------------------------------
Investment Goal       LONG-TERM CAPITAL
                      APPRECIATION THROUGH
                      INVESTMENTS IN NON-U.S.
                      COMPANIES, THE MAJORITY
                      OF WHICH ARE EXPECTED TO
                      BE IN DEVELOPED MARKETS
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Jacobs Asset Management

INVESTMENT OBJECTIVE
Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in foreign equity securities. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets.

The Fund will invest in equity securities in the markets of at least three countries outside the United States. The Fund will diversify its investments among developed and emerging market countries. The Fund will focus its emerging market investments on those countries in which the Sub-adviser believes the economies are developing and the markets are becoming more sophisticated. An "emerging market country" is any country which, in the opinion of the Sub-adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (the World Bank) and the International Finance Corporation. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging countries is not feasible or may involve unacceptable political risks.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities, including those of smaller capitalization companies.

We follow the guidelines listed below for making the primary investments for the Fund. For temporary defensive purposes, we may invest up to 100% of the Fund's assets in high quality foreign and domestic money market securities. We may do this when we think economic, political or market conditions in foreign countries make it too risky to follow our general guidelines. Whenever the Fund assumes such a defensive position, the Fund may not achieve its investment objective.

                                        Percent of
                                       Fund's Total
Fund Investments                        Assets(1)
----------------------------------------------------
Foreign equity securities(2)            at least 65%
Equity securities including common
stock, preferred stock,
convertible preferred stock,
rights and warrants, and American
Depository Receipts ("ADRs"),
European Depository Receipts
("EDRs") and Global Depository
Receipts ("GDRs")
----------------------------------------------------
Equity securities of issuers in            up to 40%
emerging countries(3)
----------------------------------------------------
Equity securities of small             generally 50%
capitalization companies(4)
----------------------------------------------------
Forward currency exchange                  up to 35%
contracts
----------------------------------------------------
Short-term investments                    up to 100%
----------------------------------------------------

(1) At time of purchase.
(2) We intend to invest at least 65% of this Fund's total assets in the equity securities of at least three countries outside the United States.
(3) An "emerging country" security is issued by a company that in our opinion has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries, or
    (iii) it is organized under the laws of, and has a principal office in, an emerging country.
(4) Small capitalization companies are companies with market capitalizations of less than $1 billion at the time of purchase. In certain countries, companies at the high end of the $1 billion capitalization range would be considered to be mid cap or large cap companies.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Foreign Securities Risks:

    Political Risk: the risk that a change in a foreign government will occur and that the

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of Investments."

INTERNATIONAL GROWTH
FUND
Fact Sheet
--------------------------------------------------------------------------------

    assets of a company in which the Fund has invested will be affected.

    Currency Risk: the risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: the risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

INTERNATIONAL VALUE
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH OF CAPITAL AND
                     FUTURE INCOME THROUGH
                     INVESTMENTS IN NON-U.S.
                     ISSUERS
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in foreign securities. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets.

While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may invest in securities of issuers located in emerging market countries.

We follow the guidelines listed below for making the primary investments for the Fund. For temporary defensive purposes, we may invest up to 100% of the Fund's assets in high quality foreign and domestic money market securities. We may do this when we think economic, political or market conditions in foreign countries make it too risky to follow our general guidelines. Whenever the Fund assumes such a defensive position, the Fund may not achieve its investment objective.

                                          Percent of
                                        Fund's Total
Fund Investments                           Assets(1)
----------------------------------------------------
Foreign securities(2)
    Equity securities, investment       at least 65%
    grade fixed income securities
----------------------------------------------------
Futures and options                     up to 90% of
    Put and call options on            the amount in
    foreign currencies and forward           foreign
    currency contracts                    securities
----------------------------------------------------
Cash, cash equivalents, government        up to 100%
securities, nonconvertible
preferred stocks, or investment
grade fixed income securities
----------------------------------------------------
(1) At the time of purchase.
(2) We may invest up to 10% of the Fund's assets in
    the securities of foreign small capitalization
    companies. The Fund also may invest in
    securities of issuers located in emerging market
    countries.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Value Investing Risk: the risk that the portfolio manager's judgements that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Foreign Securities Risks:

    Political Risk: the risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: the risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: the risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

For additional
information about THE
FUND'S INVESTMENTS see
"Types of Investments".

LARGE CAP GROWTH
FUND
Fact Sheet
-------------------------------------------------
Investment Goal       LONG-TERM GROWTH
                      THROUGH INVESTMENTS IN
                      LARGE CAP U.S. ISSUERS.
                      DIVIDEND INCOME IS A
                      SECONDARY OBJECTIVE.
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Goldman Sachs Asset Management

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

INVESTMENT STRATEGY
The Fund invests primarily in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.

The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the benchmark. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

We follow the guidelines listed below for making the primary investments for the Fund. For temporary defensive purposes, we may invest up to 100% of the Fund's total assets in fixed income securities, including U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by S&P or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year. The Sub-adviser will not necessarily dispose of a fixed income security when its ratings are downgraded to below investment grade. Whenever the Fund assumes such a defensive position, the Fund may not achieve its investment objective.

                                          Percent of
                                        Fund's Total
Fund Investments                           Assets(1)
----------------------------------------------------
Equity securities of large cap          at least 65%
U.S. issuers
----------------------------------------------------
Other equity securities of U.S.            up to 25%
and foreign issuers(2), including
convertible securities, ADRs and
GDRs
----------------------------------------------------
Investment grade fixed income             up to 100%
securities
----------------------------------------------------

(1) At time of purchase.
(2) This Fund may invest in the equity securities of a foreign issuer only if the securities are traded in the U.S.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Foreign Securities Risks:

    Political Risk: the risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: the risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: the risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.
Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

LARGE CAP GROWTH
FUND
Fact Sheet
--------------------------------------------------------------------------------

    Developing Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Derivatives Risk: the risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

LARGE CAP VALUE FUND
Fact Sheet
-------------------------------------------------
Investment Goal     TOTAL RETURNS EXCEEDING
                     THE RUSSELL 1000 VALUE
                     INDEX THROUGH INVESTMENTS
                     IN EQUITY SECURITIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
State Street Bank & Trust Company/
State Street Global Advisors

INVESTMENT OBJECTIVE
Seeks to provide total returns that exceed over time the Russell 1000(R) Value Index (Index) through investment in equity securities.

INVESTMENT STRATEGY
Securities will be selected on the basis of a proprietary analytical model developed by the Sub-adviser.

We follow the guidelines listed below for making the primary investments for the Fund. For temporary defensive purposes, we may invest up to 100% of the Fund's assets in high quality short-term fixed income securities such as U.S. Government securities, repurchase agreements collateralized by these obligations, variable amount master demand notes, commercial paper, band certificates of deposit, bankers' acceptances and time deposits. Whenever the Fund assumes such a defensive position, the Fund may not achieve its investment objective.

                                        Percent of
                                      Fund's Total
     Fund Investments                      Assets*
--------------------------------------------------
Equity securities of large            at least 65%
capitalization companies
--------------------------------------------------
Securities lending                   up to 33 1/3%
--------------------------------------------------
When issued securities                   up to 25%
--------------------------------------------------
High quality short-term                 up to 100%
fixed income securities
--------------------------------------------------

* At time of purchase.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances. Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks. In order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index.

Value Investing Risk: the risk that the portfolio manager's judgements that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.
Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

MID CAP GROWTH FUND
Fact Sheet
-------------------------------------------------
Investment Goal    CAPITAL APPRECIATION
                   THROUGH INVESTMENTS IN
                   MEDIUM CAPITALIZATION EQUITY SECURITIES.
                   CURRENT INCOME IS A
                   SECONDARY OBJECTIVE.
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Brown Capital Management, Inc.

INVESTMENT OBJECTIVE
Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective.

INVESTMENT STRATEGY
This Fund will invest principally in the equity securities of medium capitalization companies. Medium capitalization companies include companies with a market capitalization of $1 to $7 billion. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that we feel are undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. We use a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.

We follow the guidelines listed below for making the primary investments for this Fund. For temporary defensive reasons, we may invest up to 100% of the Fund's assets in money market instruments and cash and cash equivalents. We may do this when we think economic and market conditions make it too risky to follow its general guidelines.

Whenever the Fund assumes such a defensive position, the Fund may not achieve its investment objective.

                                        Percent of
                                       Fund's Total
Fund Investments                         Assets*
----------------------------------------------------
Equity securities of medium             at least 65%
capitalization companies
----------------------------------------------------
Other equity securities Common             up to 35%
stocks, convertible preferred
stocks, preferred stocks and
convertible bonds traded on
domestic exchanges or in over-the-
counter markets
----------------------------------------------------
Money Market Securities                   up to 100%
----------------------------------------------------

* At time of purchase.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.
Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

MID CAP VALUE FUND
Fact Sheet

-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS IN MEDIUM
                      CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE
Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

INVESTMENT STRATEGY
This Fund invests principally in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(R) Index. As of June 30, 1999, the largest company included in the Russell Midcap(R) Index had an approximate market capitalization of $ billion.

We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.

We follow the guidelines listed below for making the primary investments for the Fund. For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, including repurchase agreements collateralized by the foregoing. We may do this when we think economic and market conditions make it too risky to follow its general investment guidelines. Whenever the Fund assumes such a defensive position, the Fund may not achieve its investment objective.

                                          Percent of
                                        Fund's Total
Fund Investments                             Assets*
----------------------------------------------------
Equity securities of medium             at least 65%
capitalization companies
----------------------------------------------------
Other equity securities                    up to 35%
    Common stock, preferred stock,
    convertible securities
----------------------------------------------------
Covered call options securities            up to 35%
----------------------------------------------------
Cash and cash equivalents                 up to 100%
----------------------------------------------------

* At time of purchase.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Value Investing Risk: the risk that the portfolio manager's judgements that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

MODERATE GROWTH
LIFESTYLE FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH AND CURRENT INCOME
                     THROUGH INVESTMENTS IN
                     SERIES COMPANY FUNDS
-------------------------------------------------
Investment Category LIFESTYLE

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.

International Equity Securities        10%-20%
Small Capitalization Equity
  Securities                           10%-20%
Medium Capitalization Equity
  Securities                           10%-20%
Large Capitalization Equity
  Securities                           25%-35%
Bonds                                  20%-30%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Series Company Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Series Company Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges, the particular Underlying Series Company Funds in which the Fund may invest and the target investment percentages set from time to time by VALIC, subject to the supervision of the Series Company's Board of Trustees.

We intend to allocate the Fund's assets among the Series Company Funds as follows:

American General International Value Fund    8%
American General International Growth Fund   7%
American General Small Cap Value Fund        8%
American General Small Cap Growth Fund       7%
American General Mid Cap Value Fund          8%
American General Mid Cap Growth Fund         7%
American General Large Cap Growth Fund      15%
American General Large Cap Value Fund       15%
American General Domestic Bond Fund         25%

INVESTMENT RISK
The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

The allocation among the different Series Company Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Series Company Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically and only within the investment ranges described below, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Series Company Funds in which it invests. Changes in the net asset values of the Underlying Series Company Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Series Company Funds to meet their investment objectives.

Investment in the Underlying Series Company Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds. The Fund is also subject to the risk that a Fund that is "non-diversified" under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security. The securities that Underlying Series Company Funds invest in also involve various risks. For a discussion of these risks, see the Funds "Fact Sheets" and "A Word About Risk" in this prospectus.

MONEY MARKET FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME THROUGH
                     INVESTMENTS IN SHORT-TERM
                     MONEY MARKET SECURITIES
-------------------------------------------------
Investment Category STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

-    Commercial paper sold by corporations and finance companies

-    Corporate debt obligations with remaining maturities of 13 months or less

-    Repurchase agreements

- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

-    Asset-backed securities

-    Loan participations

-    Adjustable rate securities

-    Variable Rate Demand Notes

-    Illiquid and restricted securities*

-    Rule 144A securities (liquid)
---------------
* Limited to 10% of the Fund's net assets at all times

INVESTMENT RISK
The short-term money market securities the Fund invests in are high-quality investments posing low credit and interest rate risks. Because the risk to the money you invest is low, the potential for profit is also low.

Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

-    The rate of income varies daily depending on short-term interest rates

- A significant change in interest rates or a default on a security held by the Fund could cause the value of your investment to decline

- An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund
Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

SMALL CAP
GROWTH FUND
Fact Sheet
-------------------------------------------------
Investment Goal    LONG-TERM GROWTH
                   THROUGH INVESTMENTS IN
                   SMALL GROWTH COMPANIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.

INVESTMENT STRATEGY
This Fund invests in small capitalization U.S. companies, which are companies whose market capitalizations are greater than $150 million and less than $1.25 billion. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000(R) Growth Index. Within each industry, the Fund invests in equity securities that the Sub-adviser's research and valuation process indicate are undervalued. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.

We follow the guidelines listed below for making the primary investments for the Fund. During severe market downturns, we may invest up to 100% of the Fund's assets in investment grade short-term securities, including repurchase agreements. Whenever the Fund assumes such a defensive position, the Fund may not achieve its investment objective.

                                     Percent of
                                    Fund's Total
Fund Investments                      Assets(1)
----------------------------------------------------
Equity securities of                    at least 65%
small capitalization
growth companies
including U.S. and
foreign common stocks,
convertible securities,
preferred stocks,
warrants and rights
----------------------------------------------------
Other equity securities                    up to 35%
of U.S. and foreign
large and medium
capitalization issuers
including common stocks,
convertible securities,
preferred stocks,
warrants, rights and
investment company
securities
----------------------------------------------------
Investment Grade short-                   up to 100%
term securities
----------------------------------------------------

(1) At time of purchase.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Small Capitalization Company Risk: the risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds. Also, the sub-adviser's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

SMALL CAP VALUE FUND
Fact Sheet
-------------------------------------------------
Investment Goal     MAXIMUM LONG-TERM
                      THROUGH INVESTMENTS IN
                      CAPITALIZATION COMPANIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUBADVISER
Fiduciary Management Associates, Inc.

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

INVESTMENT STRATEGIES

This Fund invests primarily in equity securities of small capitalization companies, which are companies whose stock market capitalizations range from $50 million to $1 billion and companies included in the Index. One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed. In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

The passively-managed portion of the Fund's investment portfolio is comprised of a sampling of stocks in the Russell 2000(R) Index (Index) that, as a group, should reflect its performance. The stocks of the Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, we rely on optimization to determine, of the stocks tracked by the index, how many and which ones to buy.

We follow the guidelines listed below for making the primary investments for the Fund.

                                        Percent of
                                       Fund's Total
Fund Investments                        Assets(1)
----------------------------------------------------
Equity securities of small              at least 65%
capitalization companies(2)
----------------------------------------------------
Short-term investments Foreign and         up to 35%
domestic money market instruments,
certificates of deposit, bankers'
acceptances, time deposits, U.S.
Government obligations, U.S.
Government agency securities,
short-term corporate fixed income
securities(3), commercial paper
rated A -1 or A-2 by S&P or
Prime-1 or Prime-2 by Moody's or,
if unrated, of comparable quality,
repurchase agreements
----------------------------------------------------
(1) At time of purchase.
(2) This Fund will invest at least 65% of its total
    assets in equity securities of companies whose
    stock market capitalizations range from $50
    million to $1 billion, including stocks in the
    Russell 2000 Index.
(3) The Fund will not purchase short-term fixed
    income securities rated below Baa by Moody's or
    BBB by S&P. However, the Sub-adviser will not
    necessarily dispose of a fixed income security
    when its rating is down graded to below
    investment grade.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Small Capitalization Company Risk: the risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Value Investing Risk: the risk that the portfolio manager's judgements that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

SMALL CAP VALUE FUND
Fact Sheet
--------------------------------------------------------------------------------

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds. Also, the sub-adviser's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. A portion of this Fund's portfolio is invested in a statistically-selected sampling of the 2000 stocks in the Index. This part of the Fund's investment portfolio avoids the risks of individual stock selection and seeks to achieve and exceed the return of the smaller-sized company sector of the market. On the average, that return has been positive, but has been negative at certain times. There is no assurance that a positive return will occur in the future.

SOCIALLY RESPONSIBLE
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                      INVESTMENTS IN COMPANIES
                      MEETING SOCIAL CRITERIA
                      OF THE FUND
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund. The Fund does not invest in companies that are specifically engaged in:

-  the production of nuclear energy;

-  the manufacture of weapons or delivery systems;

-  the manufacture of alcoholic beverages or tobacco products;

-  the operation of gambling casinos; or

- business practices or the production of products that significantly pollute the environment.

INVESTMENT STRATEGY
We follow the guidelines listed below for making the primary investments for the Fund.

                                       Percent of
                                      Fund's Total
Fund Investments                        Assets*
---------------------------------------------------
Equity securities of companies         at least 80%
meeting the Fund's social
criteria
---------------------------------------------------
Other types of equity securities          up to 20%
of companies meeting social
criteria including:
  Foreign securities
  Preferred stock
  Convertible securities
---------------------------------------------------
High quality money market                 up to 20%
securities and warrants
---------------------------------------------------

* At time of purchase.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

INVESTMENT RISK
Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund may experience Market Risk. Market Risk is the risk that the value of the securities purchased by the fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances. Like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds. Because of these principal risks the value of your investment may fluctuate and you could lose money.

If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

STRATEGIC BOND
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     HIGHEST POSSIBLE TOTAL
                      RETURN AND INCOME
                      CONSISTENT WITH
                      CONSERVATION OF CAPITAL
                      THROUGH INVESTMENTS IN
                      INCOME PRODUCING
                      SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
American General Investment Management, L.P.

INVESTMENT OBJECTIVE
Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

INVESTMENT STRATEGY
The Fund invests in a broad range of fixed income securities including investment grade bonds, U.S. Government and agency obligations, mortgage backed securities, high yield bonds, emerging market debt and non-dollar bonds, to provide you with the highest possible total return from current income and capital gains, while preserving your investment. A substantial portion of the Fund may be invested in high yielding, high risk securities.

We follow the guidelines listed below for making the primary investment for the Fund.

                                          Percent of
                                        Fund's Total
Fund Investments                           Assets(1)
----------------------------------------------------
Investment grade fixed income           at least 65%
securities(2), U.S. Government and
agency and mortgage related
securities, U.S., Canadian and
foreign high yield, high risk
fixed income securities rated C or
higher by Moody's or CC or higher
by S&P and comparable unrated
securities(3)
----------------------------------------------------
Foreign non-dollar bonds (currency         up to 25%
exposure may be hedged or
unhedged)
----------------------------------------------------
Equity securities
    preferred stocks, convertible          up to 20%
    securities, common stocks and
    warrants
----------------------------------------------------
Rule 144A securities (liquid)              up to 50%
----------------------------------------------------

 (1) At time of purchase.
 (2) The Sub-adviser will not necessarily dispose of a fixed income security when its rating is down graded to below investment grade.
 (3) Commonly referred to as high yield, high risk, junk or below investment grade fixed income securities.

INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Market Risk: the risk that the value of the securities purchased by the Fund will decline as a result of economic, political or market conditions or an issuer's financial circumstances.

Credit Risk: the risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: the risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.

Risk of Lower Rated Fixed Income Securities: A significant portion of the Fund's investments may be in high yielding, high risk fixed income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed income securities achievement of the Fund's investment objective is dependent upon the Sub-adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them.

Prepayment Risk: the risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

Foreign Securities Risks:

   Political Risk: the risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

   Sovereign Risk: the risk that a foreign government will interfere with currency trading or transferring money out of the country.

   Liquidity Risk: foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

   Limited Information Risk: the risk that foreign companies may not be subject to accounting standards or governmental

Additional information
about THE FUND'S
INVESTMENTS provided
under "Types of
Investments".

STRATEGIC BOND
FUND
Fact Sheet
--------------------------------------------------------------------------------

   supervision comparable to U.S. companies and that less public information about their operations may exist.

   Developing Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

   Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. Markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: like all managed funds, there is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

MORE ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

EQUITY SECURITIES

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds, except the Lifestyle Funds and the Money Market Fund, may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities such as ADRs, GDRs and EDRs. More information about these equity securities is set forth herein or contained in the Statement of Additional Information.

FIXED INCOME SECURITIES

Fixed income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

All of the Funds, except the Lifestyle Funds, may invest in fixed income securities in accordance with their investment strategies.

Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds that most Funds may invest in include, but are not limited to: U.S. Government bonds and investment grade corporate bonds (the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may also invest in below investment grade bonds). For a description of investment grade bonds and below investment grade bonds see "A Word about Risk -- Credit Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds that are rated Baa by Moody's or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody's or BBB-by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective

ISSUED means the
Company (ISSUER) sold it
originally to the public.

For more information about
FIXED INCOME SECURITIES AND
THEIR RATINGS, see the Appendix
herein and the Statement
of Additional Information.

--------------------------------------------------------------------------------

characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. See "A Word about Risk -- Risks Associated with Lower Rated Fixed Income Securities" herein.

For example, a projected economic downturn or the possibility of an increase in interest rates may affect prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower rated bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower rated portfolio securities.

VALIC and the Sub-advisers will not necessarily dispose of a bond when its ratings are down graded to below investment grade.

Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may be acquired with warrants attached. For more information about specific fixed income securities see the Statement of Additional Information.

U.S. GOVERNMENT SECURITIES

All Funds may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are, therefore, not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.

Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e.,

For more information about
MORTGAGE-RELATED SECURITIES,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-related securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

ASSET-BACKED SECURITIES

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. All of the Funds in this prospectus, except the Lifestyle Funds and the Mid Cap Value Fund, may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

LOAN PARTICIPATIONS

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus, other than the Lifestyle Funds and the Mid Cap Value Fund, may invest in loan participations.

VARIABLE AMOUNT DEMAND MASTER NOTES

The Mid Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in variable amount demand master notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

VARIABLE RATE DEMAND NOTES

All Funds may invest in variable rate demand notes ("VRDNs"). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund also may invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements, and with respect to the Money Market Fund, the conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.

For more information about
LOAN PARTICIPANTS, see the
Statement of Additional
information.

For more information about
ASSET-BACKED SECURITIES, see the
Statement of Additional
information.

--------------------------------------------------------------------------------

STRUCTURED SECURITIES

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment.

The Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in structured securities.

REAL ESTATE SECURITIES

All of the Funds in this prospectus, except the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are securities issued by companies that invest in real estate or interests therein. Certain Funds also may invest in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. More information about REITs and real estate securities generally is contained in the Statement of Additional Information.

FOREIGN SECURITIES

All of the Funds, except the Lifestyle Funds, may invest in securities of foreign issuers. Such foreign securities may be denominated in foreign currencies, except with respect to the Money Market Fund and the Core Bond Fund which may only invest in U.S. dollar-denominated securities of foreign issuers. The Large Cap Growth Fund may only invest in the Equity Securities of Foreign Issuers that are traded in the United States.

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depository Receipts" below.

DEPOSITORY RECEIPTS

All of the Funds in this prospectus, except the Lifestyle Funds, may invest in ADRs. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The International Growth Fund, the Small Cap Growth Fund, the International Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, and the MidCap Value Fund may invest in EDRs and/or GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

INVESTMENT FUNDS

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund and the Mid Cap Value Fund may invest in investment funds.

FOREIGN CURRENCY

All of the Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Balanced Fund, the Domestic Bond Fund, the Core Bond Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund.

ILLIQUID SECURITIES

An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper

For more information about
FOREIGN CURRENCY, see the
Statement of Additional
Information.

For more information about
ILLIQUID SECURITIES see the
Statement of Additional
Information.

For more information about
REAL ESTATE SECURITIES see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Fund's sub-adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Directors. If VALIC or the sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

All the Funds, except the Lifestyle Funds, may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See chart below.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds, other than the Lifestyle Funds, the Money Market Fund and the Mid Cap Value Fund, may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-adviser.

These high quality money market securities may include:

-   Cash and cash equivalents

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

-   Commercial paper sold by corporations and finance companies

-   Corporate debt obligations with remaining maturities of 13 months or less

- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

INVESTMENT COMPANIES

The Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

FUTURES AND OPTIONS

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.

The Funds, other than the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund and the International Growth Fund may buy and sell derivatives, such as futures and/or options.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds except the Lifestyle Funds, the Money Market Fund, the Mid Cap Growth Fund, and the International Growth Fund may invest in one or more of the following types of futures and options:

- Write (sell) exchange traded covered put and call options on securities and stock indices.

- Purchase exchange traded put and call options on securities and stock indices.

-   Purchase and sell exchange traded financial futures contracts.

- Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.

- Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The International Value Fund, the Large Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the Small Cap Growth Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

For more information about
WHEN-ISSUED SECURITIES, see the
Statement of Additional
information.

For more information about
MONEY MARKET SECURITIES OF
FOREIGN ISSUERS, see the
Statement of Additional
information.

For more information on
FUTURES AND OPTIONS,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

The Funds, except the Lifestyle Funds, the Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the Core Bond Fund and the Money Market Fund, may write and purchase options on foreign currencies. These Funds also may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar, to effect cross-hedges involving two non-U.S. currencies, or for, settlement purposes.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Additional information about swap agreements is contained in the Statement of Additional Information.

The Core Bond Fund, the Domestic Bond Fund, the Strategic Bond Fund, the Small Cap Value Fund and the Small Cap Growth Fund may enter into swap agreements.

WARRANTS AND RIGHTS

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

The International Growth Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the International Value Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the Small Cap Growth Fund are authorized to use warrants or rights.

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND BORROWINGS

A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund generally will segregate assets determined to be liquid by VALIC or a Sub-adviser. In effect, these assets cover the Fund's obligations under reverse repurchase agreements.

Certain Funds also may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold.

If a Fund's positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets in a segregated account, as described above, such transactions would be subject to the Funds' limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See "Investment Restrictions" in the Statement of Additional Information for a complete listing of each Fund's investment restrictions.

For more information about
SWAP AGREEMENTS,
see the Statement of
Additional Information.

For more information about
REPURCHASE AGREEMENTS,
see the Statement of
Additional Information.

For more information about
REVERSE REPURCHASE AGREEMENTS,
DOLLAR ROLLS AND BORROWINGS, see
the Statement of Additional
Information.

--------------------------------------------------------------------------------

Shown below are certain additional investment restrictions applicable to certain of the Funds

------------------------------------------------------------------------------------------------------------------
                                                      FUTURES
                           ILLIQUID      RULE 144A      AND      REAL ESTATE    UNSEASONED    FOREIGN
                         SECURITIES(A)   SECURITIES   OPTIONS   SECURITIES(B)   COMPANIES    SECURITIES   WARRANTS
                         -------------   ----------   -------   -------------   ----------   ----------   --------
Balanced Fund                 15%            15%
Core Bond Fund                15%            30%
Domestic Bond Fund            15%            15%
High Yield Bond Fund          15%            30%
International Growth
  Fund                        15%            25%
International Value
  Fund                        15%            15%
Large Cap Growth Fund         15%            25%         5%                          5%                       5%
Large Cap Value Fund          15%            15%        10%(c)                                    5%(d)       5%(a)
Mid Cap Growth Fund           10%            25%                     10%                         10%
Mid Cap Value Fund            15%            25%        40%(e)                                   15%(f)
Small Cap Growth Fund         15%            30%        25%                                       5%
Small Cap Value Fund          15%            10%        20%                                      10%          5%(g)
Socially Responsible
  Fund                        10%            20%        33%
Strategic Bond Fund           15%            50%
------------------------------------------------------------------------------------------------------------------

(a)Percent of the Fund's net assets applied at all times.
(b)These Funds may not invest directly in real estate, but rather, in interests in or readily marketable securities issued by companies that invest in real estate, including real estate investment trusts (REITs).
(c)Includes up to 5% in covered put and call options on securities and put and call options on securities indices and up to 5% in initial margin deposits on futures and premiums for options and futures.
(d)ADRs.
(e)Includes up to 35% in covered call options and 5% in options on foreign currencies.
(f)Includes up to 5% in foreign currency transactions and 10% in foreign currencies.
(g)Will not exceed 2% of its assets with respect to warrants not listed on the New York or American Stock Exchanges.

A WORD ABOUT RISK

There are several basic types of investment risk you may be subject to:

-   Market Risk

-   Value Investing Risk

-   Credit (Financial) Risk

-   Risks Associated with Lower Rated Fixed Income Securities

-   Interest Rate Risk

-   Derivatives Risk

-   Manager Risk

-   Prepayment Risk

-   Risk Associated with Foreign Securities

-   Year 2000 Risk

Generally, stocks are considered to be subject to market risk, while fixed income securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other fixed income securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these types of investment risks, including manager risk, is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.

Value Investing Risk

Value investing risk refers to the risk that the portfolio manager's judgements that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a fixed income security may default or be unable to pay interest or principal due on a fixed income security.

To help the Funds' Investment Adviser or Sub-advisers decide which U.S. corporate and foreign fixed income securities to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on VALIC's and/or a Sub-adviser's own research. This research lowers the risk of buying a fixed income security of a company that may not pay the interest and principal on the fixed income security.

Certain of the Funds in this prospectus may buy fixed income securities that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Bond Ratings herein. All fixed income securities with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy fixed income securities issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

--------------------------------------------------------------------------------

Risks Associated with Lower Rated Fixed Income Securities

Certain of the Funds also may purchase fixed income securities that are rated below investment grade. Fixed income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed income securities rated as investment grade.

The lower rated but higher yielding fixed income securities purchased by the Funds may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-adviser relies on in evaluating lower-rated fixed income securities. The analysis by VALIC or the Sub-adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

An economic downturn or increase in interest rates is likely to have a greater negative effect on the ability of the issuers of lower rated fixed income securities to pay principal and interest, meet projected business goals, and obtain additional financing. These circumstances also may result in a higher incidence of defaults compared to higher rated securities. As a result, adverse changes in economic conditions and increases in interest rates may adversely affect the market for lower rated fixed income securities, the value of such securities in a Fund's portfolio, and, therefore, the Fund's net asset value. As a result, investment in a Fund in lower rated fixed income securities is more speculative than investment in a fund that invests primarily in higher rated fixed income securities.

Although certain Funds intend generally to purchase lower rated securities that have secondary markets, these markets may be less liquid and less active than markets for higher rated securities. These factors may limit the ability of a Fund to sell lower rated securities at their expected value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated fixed income securities, especially in a thinly traded market. If market quotations are not readily available for the Fund's lower rated or non-rated securities, these securities will be valued by a method VALIC or the Sub-adviser believes accurately reflects fair value. Judgment plays a greater role in valuing lower rated fixed income securities than it does in valuing securities for which more extensive quotations and last sale information are available.

See the Appendix to the prospectus for a description for corporate bond ratings.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a Fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a Fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the Fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

Derivatives Risk

Derivatives risk refers to the risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Manager Risk

Manager risk refers to the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Prepayment Risk

Prepayment risk refers to the risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.

--------------------------------------------------------------------------------

Risk Associated with Foreign Securities

Certain Funds may, subject to limits stated in the Fund's Fact Sheet, invest in foreign securities including ADRs, EDRs and GDRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

Among the principal risks of owning foreign securities:

Political risk -- the chance of a change in government and the assets of the company being taken away.

Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

Sovereign Risk -- the risk that a foreign government will interfere with currency trading or transferring money out of the country.

Liquidity Risk -- foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Developing Country Risk -- the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

Settlement and Clearance Risk -- the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Year 2000 Risk

Like other mutual funds, financial and business organizations and individuals around the world, the Series Company could be adversely affected if the computer systems of VALIC and the Sub-advisers and other service providers, over which the Series Company may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem."

When the Year 2000 arrives, the Series Company operations could be adversely affected if the computer systems used by VALIC or the Sub-advisers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the Funds and operational areas could be impacted, including securities trade processing, securities pricing, reporting, custody functions and others. The Series Company could experience difficulties in effecting transactions if any of its foreign subcustodians, or foreign broker/dealers or foreign markets are not ready for Year 2000.

When evaluating current and potential portfolio positions, Year 2000 is one of the factors that VALIC may consider. VALIC may rely upon public filings and other statements made by companies regarding their year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding year 2000 readiness as is required in the U.S. VALIC, of course, cannot audit any company or their major suppliers to verify Year 2000 readiness. If a company in which any Fund is invested is adversely affected by year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a Fund's holdings will have similar impact of the Fund's performance.

VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses. VALIC is also seeking assurances that its Sub-advisers and other service providers are taking similar steps as well. However, it is impossible to know exactly how the Year 2000 Problem will affect the administration of the Series Company, performance of the Funds' portfolios or securities markets in general.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments. These limits are determined by the Fund's investment objectives and risk level.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet and under "More About Portfolio Investments."

For more information about
FOREIGN SECURITIES AND
EMERGING MARKETS,
see the Statement of
Additional Information.

For more information about
INVESTMENT LIMITATIONS,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Lending Portfolio Securities

Each Fund, except the Lifestyle Funds, may lend its investment securities to broker-dealers and other financial institutions to earn more money for the Fund. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions approved by its Custodian, as monitored by VALIC and authorized by the Board of Trustees.

Diversification

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the 1940 Act.

The Lifestyle Funds are "non-diversified" under the 1940 Act, which means that the Lifestyle Funds are not limited in the proportion of their assets that may be invested in the securities of a single issuer.

For more information about
LENDING PORTFOLIO
SECURITIES, see the
Statement of Additional
Information.

ABOUT THE SERIES COMPANY'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC, a stock life insurance company, has been in the investment advisory business since 1960. VALIC, as of June 30, 1999, had over $12 billion in assets under management. VALIC has been the Investment Adviser for the Funds that comprise the Series Company since their inception.

VALIC and American General Investment Management, L.P., ("AGIM") are members of the American General Corporation group of companies. Both entities are SEC-registered investment advisors and have been providing these services for
over   years. VALIC's principal officers, directors and portfolio managers hold similar positions with AGIM. The American General Corporation group of Companies is a leading provider of retirement services, life insurance and consumer loans. Members of the American General Corporation group of companies operate in each
of the 50 states and Canada. As of            , 1999, the two investment
advisory firms managed approximately          in assets.

As Investment Adviser, VALIC oversees the Fund's day to day operations. Also, VALIC supervises the purchase and sale of Fund investments and performs the cash management function. For the International Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund, the International Value Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund, and the Core Bond Fund, VALIC employs Investment Sub-advisers who make investment decisions for such Fund(s). However, VALIC makes investment decisions for, and is directly responsible for the day to day management of, the Socially Responsible Fund, the Money Market Fund and the Lifestyle Funds. VALIC serves as Investment Adviser through an Investment Advisory Agreement it entered into with the Series Company. The Investment Advisory Agreement provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates these expenses to each Fund in a manner approved by the Board of Trustees. After the second year, this agreement will be renewed once each year by the Series Company's Board of Trustees.

Investment decisions for the Socially Responsible Fund and the passively managed portion of the Small Cap Value Fund are made by a team of portfolio managers, assistant portfolio managers and analysts organized for that purpose. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity.

Teresa Moro has been the Money Market Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC and as Portfolio Manager of the American General Series Portfolio Company Money Market Fund ("AGSPC Money Market Fund").

The Lifestyle Funds are managed by a team led by William Trimbur, Jr. Mr. Trimbur has been this Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1987, Mr. Trimbur has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC. Kirsten E. Mires and Jeanie G. Weathington assist Mr. Trimbur in the management of the Fund. Ms. Mires, Investment Analyst, joined VALIC in October 1997. Prior to this, Ms. Mires was an Investment Officer at Chase Securities of Texas from November 1995 to October 1997. From June 1995 to November 1995, Ms. Mires was employed as an Investment Account Executive at Copeland Companies. Prior to this, Ms. Mires was a Marketing Specialist at Transamerica Investment Management from July 1993 to June 1995. Ms. Weathington, Investment Analyst, joined VALIC in April 1998. Prior to this, Ms. Weathington was a Financial Analyst at Bank One from December 1996 to April 1998. From July 1994 to December 1996, Ms. Weathington was Director-Portfolio Management at Goodman Financial Corporation. Prior to this, Ms. Weathington was a Portfolio Analyst at JMC Capital Management, Inc. from February 1994 to July 1994. Prior to this, Ms. Weathington studied for a Bachelor of Science degree in finance at the University of New Orleans.

For more information about the Advisory Agreement, see the "Investment Adviser"
section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-

VALIC'S ADDRESS is
2929 Allen Parkway,
Houston, Texas 77019.

--------------------------------------------------------------------------------

adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

In selecting Sub-advisers, the Series Company's Trustees carefully evaluated:
(i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser, (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

The Series Company was issued an exemptive order by the Securities and Exchange Commission (the "SEC") on September 9,1998 for an exemption (the "Exemption") from certain provisions of the Investment Company Act of 1940 ("1940 Act") which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things:
(1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in this prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "independent" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the initial shareholder of each Fund, by written consent dated August 26, 1998, voted to permit VALIC to terminate, replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.

The Sub-advisers are:

AMERICAN GENERAL INVESTMENT MANAGEMENT, L.P. ("AGIM")

AGIM is the Sub-adviser for the Core Bond Fund, the Strategic Bond Fund and the High Yield Bond Fund. AGIM is an indirect wholly-owned subsidiary of American General Corporation. AGIM provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors.

Robert N. Kase, CF, has been the Core Bond Fund's Portfolio Manager since November 1998. He has been Investment Officer of VALIC since September 1998, and Senior Portfolio Manager of AGIM since September 1998. Previously, Mr. Kase was Senior Portfolio Manager with CL Capital Management, Inc. from September 1992 until July 1998.

Investment decisions for the Strategic Bond Fund and High Yield Bond Fund are made by a team of portfolio managers, assistant portfolio managers and analysts headed by Steven Guterman organized for that purpose. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL MANAGEMENT")

Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund. Established as a Maryland corporation in 1983, Brown Capital Management served as investment adviser to approximately $4.7 billion in assets as of June 30, 1999. Investment decisions for the Mid Cap Growth Fund are made by a team of portfolio managers/analysts organized for that purpose. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN")

Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of June 30, 1999, Capital Guardian had more than $275 billion in assets under management.

The Balanced Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

The portfolio managers for the fixed income portion of the Fund include: (i) Jim Mulally, Senior Vice President of the Sub-adviser, who has been an investment professional for 22 years and has been with the Sub-adviser or an affiliate for 19 years; and (ii) Jim Baker, Vice President of the Sub-adviser, who has been an investment professional for 18 years and has been with the Sub-adviser or an affiliate for 11 years.

AMERICAN GENERAL
INVESTMENT MANAGEMENT'S
PRINCIPAL OFFICES
are located at
2929 Allen Parkway,
Houston, Texas
02109.

BROWN CAPITAL
MANAGEMENT'S
PRINCIPAL OFFICES
are located at
809 Cathedral Street,
Baltimore, Maryland
21201.

CAPITAL GUARDIAN'S
PRINCIPAL OFFICES
are located at
333 South Hope Street,
Los Angeles, California
90071.

--------------------------------------------------------------------------------

The portfolio managers for the U.S. large cap equity portion of the Fund include: (i) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 33 years and has been with the Sub-adviser or an affiliate for 29 years; (ii) Gene Stein, Executive Vice President of the Sub-adviser, who has been an investment professional for 27 years and has been with the Sub-adviser or an affiliate for 26 years; (iii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 18 years and has been with the Sub-adviser or an affiliate for 12 years; (iv) Ted Samuels, Senior Vice President of the Sub-adviser, who has been an investment professional for 20 years and has been with the Sub-adviser or an affiliate for 18 years; and (v) Donnalisa Barnum, Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 13 years.

The portfolio managers for the U.S. small cap equity portion of the Fund include: (i) Bob Kirby, Chairman Emeritus of the Sub-adviser, who has been an investment professional for 46 years and has been with the Sub-adviser or an affiliate for 33 years; (ii) Michael Ericksen, Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 11 years; and (iii) James Kang, Vice President of Capital Guardian Research Company, an affiliate of the Sub-adviser, who has been an investment professional for 11 years and has been with the Sub-adviser or an affiliate for 10 years.

The International Value Fund's portfolio managers include: (i) Robert Ronus, President of the Sub-adviser, who has been an investment professional for 30 years and has been with the Sub-adviser or an affiliate for 25 years; (ii) David Fisher, Vice Chairman of the Sub-adviser, who has been an investment professional for 33 years and has been with the Sub-adviser or an affiliate for 29 years; (iii) Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., an affiliate of the Sub-adviser, who has been an investment professional for 27 years and has been with the Sub-adviser or an affiliate for 26 years; (iv) Nancy Kyle, Senior Vice President of the Sub-adviser, who has been an investment professional for 25 years and has been with the Sub-adviser or an affiliate for 8 years; (v) Nilly Sikorsky, Director of The Capital Group of Companies, Inc., the ultimate parent of the Sub-adviser, who has been an investment professional for 36 years and has been with the Sub-adviser or an affiliate for 36 years; (vi) Lionel Sauvage, Senior Vice President of the Sub-adviser, who has been an investment professional for 12 years and has been with the Sub-adviser or an affiliate for 12 years; (vii) Richard Havas, Sr., Senior Vice President of the Sub-adviser, who has been an investment professional for 17 years and has been with the Sub-adviser or an affiliate for 13 years; and (viii) Rudolf Staehelin, Sr., Senior Vice President of Capital International Research, Inc., an affiliate the Sub-adviser, who has been an investment professional for 21 years and has been with the Sub-adviser or an affiliate for 17 years.

James S. Baker and James R. Mulally serve as the Domestic Bond Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-adviser's Fixed Income Subcommittee, joined the Sub-adviser in 1980.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")

FMA is the Sub-adviser for the actively managed portion of the assets of the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profitsharing plans, trusts, estates and other institutions as well as individuals. As of June 30, 1999, FMA had over $1.3 billion in assets under management.

Investment decisions are made by a team that consists of portfolio managers and analysts who specialize their research by sectors. Kathryn Vorisek is the lead portfolio manager. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")

GSAM is the Sub-adviser for the Large Cap Growth Fund. GSAM is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). GSAM provides a wide range of fully discretionary investment advisory services quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products and money market accounts. As of June 30, 1999, GSAM and its affiliates served as investment adviser or distributor for assets exceeding $191.1 billion.

FMA'S PRINCIPAL OFFICES
are located at
55 West Monroe Street,
Suite #2550,
Chicago, Illinois 60603.

GSAM'S PRINCIPAL OFFICES
are located at
32 Old Slip,
New York, New York 10005.

--------------------------------------------------------------------------------

The Large Cap Growth Fund is managed by the following individuals: Robert C. Jones; Kent A. Clark; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-adviser in 1989. From 1987 to 1989, he was the senior quantitative analyst in the Goldman Sachs Investment Research Department and the author of the monthly Stock Selection publication. Mr. Clark, Vice President, joined the Sub-adviser's quantitative equity management team in 1992. Prior to joining the Sub-adviser, Mr. Clark studied for a Ph.D in finance at the University of Chicago. Mr. Pinter, Vice President, joined the Sub-adviser in 1990. From 1985 to 1990, he was a project manager in the Sub-adviser's Information Technology Division. Ms. Brown, Vice President, joined the Sub-adviser in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN")

J.P. Morgan is the Sub-adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of June 30, 1999, J.P. Morgan and its affiliates employed over 380 analysts and portfolio managers around the world and had more than $326 billion in assets under management.

Candice Eggerss, Saira Malik and Carolyn Jones are the members of the Sub-adviser's team who will be primarily responsible for the day-to-day management of the Small Cap Growth Fund. Ms. Eggerss, who has been with the Sub-adviser since 1996, is a Vice President and specializes in portfolio investments in small capitalization technology companies. Prior to this, Ms. Eggerss was employed at Weiss, Peck and Greer from April 1993 to April 1996 and at Equitable Capital Management prior to 1993. Ms. Malik joined the Sub-adviser in 1995 as a small company equity analyst and portfolio manager after completing her graduate studies at the University of Wisconsin. Ms. Jones has been with the Sub-adviser since July 1998. Prior to this, Ms. Jones served as a portfolio manager in J.P. Morgan's private banking group and as a product specialist at Merrill Lynch Asset Management.

JACOBS ASSET MANAGEMENT

Jacobs Asset Management is the Sub-adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of June 30, 1999, Jacobs Asset Management had more than $432 million in assets under management.

Investment decisions for the International Growth Fund are made by a team that consists of portfolio managers and analysts who specialize their research by region. Dan Jacobs, President, is the lead portfolio manager and has final approval on purchase and sales. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

NEUBERGER BERMAN MANAGEMENT INC. ("NB MANAGEMENT")

NB Management is the Sub-adviser for the Mid Cap Value Fund. NB Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of June 30, 1999, NB Management and its affiliates managed approximately $56 billion in aggregate net assets, including approximately $20 billion in mutual fund assets.

Michael M. Kassen, Robert I. Gendelman, and S. Basu Mullick serve as co-managers of the Mid Cap Value Fund. Messrs. Kassen, Gendelman, and Mullick are Vice Presidents of the Sub-adviser and Messrs. Kassen and Gendelman are managing directors of Neuberger Berman, LLC. Messrs. Kassen, Gendelman and Mullick have been associated with the Sub-adviser since 1990, 1994, and 1998, respectively. Prior to NeubergerBerman, Messrs. Gendelman and Mullick were portfolio managers for other mutual fund managers.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")

State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $575 billion under management as of June 30, 1999.

The Large Cap Value Fund is managed by a team of investment professionals. In addition to the ongoing activity of portfolio management, the team is responsible for research focused on enhancing the Sub-adviser's quantitative process.

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

According to the agreements we have with the Sub-advisers, we will receive investment advice

NB MANAGEMENT'S
PRINCIPAL OFFICES
are located at
605 Third Avenue,
Second Floor, New York,
New York 10158-0180.

J.P. MORGAN'S
PRINCIPAL OFFICES
are located at
522 Fifth Avenue,
New York, New York 10036.

STATE STREET
GLOBAL ADVISOR'S
PRINCIPAL OFFICES
are located at
2 International Place,
Boston, Massachusetts
02110.

JACOBS ASSET MANAGEMENT'S
PRINCIPAL OFFICES
are located at
200 East Broward Boulevard,
Suite 1920,
Fort Lauderdale, Florida
33301.

--------------------------------------------------------------------------------

for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.

The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

VALIC and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

HOW VALIC IS PAID FOR ITS SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

                                            Advisory Fee Paid
                                           (as a % of average
           Fund Name                        daily net assets)
           ---------              -------------------------------------
International Growth Fund            0.90% on the first $100 million
                                    0.80% on assets over $100 million
Large Cap Growth Fund                             0.55%

                                            Advisory Fee Paid
                                           (as a % of average
           Fund Name                        daily net assets)
           ---------              -------------------------------------
Mid Cap Growth Fund                  0.65% on the first $25 million
                                      0.55% on the next $25 million
                                    0.45% on assets over $50 million
Small Cap Growth Fund                             0.85%
International Value Fund             1.00% on the first $25 million
                                      0.85% on the next $25 million
                                     0.675% on the next $200 million
                                   0.625% on assets over $250 million
Large Cap Value Fund                              0.50%
Mid Cap Value Fund                   0.75% on the first $100 million
                                     0.725% on the next $150 million
                                     0.70% on the next $250 million
                                     0.675% on the next $250 million
                                  0.65% on the assets over $750 million
Small Cap Value Fund                 0.75% on the first $50 million
                                  0.65% on the assets over $50 million
Socially Responsible Fund                         0.25%
Balanced Fund                        0.80% on the first $25 million
                                      0.65% on the next $25 million
                                    0.45% on assets over $50 million
High Yield Bond Fund                 0.70% on the first $200 million
                                     0.60% on the next $300 million
                                    0.55% on assets over $500 million
Strategic Bond Fund                  0.60% on the first $200 million
                                     0.50% on the next $300 million
                                    0.45% on assets over $500 million
Domestic Bond Fund                   0.60% on the first $50 million
                                      0.45% on the next $50 million
                                     0.43% on the next $200 million
                                         0.40% over $300 million
Core Bond Fund                       0.50% on the first $200 million
                                     0.45% on the next $300 million
                                    0.40% on assets over $500 million
Money Market Fund                                 0.25%
Conservative Growth Lifestyle
 Fund                                             0.10%
Moderate Growth Lifestyle Fund                    0.10%
Growth Lifestyle Fund                             0.10%

The Investment Advisory Agreement VALIC entered into with each Fund does not limit how much the Funds pay in monthly expenses each year.

As shareholders of other Series Company Funds, the Lifestyle Funds incur their proportionate share of the underlying Series Company Funds' fees and expenses, including the fees paid to VALIC.

From time to time VALIC, the Sub-advisers and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them to the extent of, or bearing expenses in excess of, such limitations as they may establish.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC, and its affiliates, or employee thrift plans maintained by VALIC or American General Corporation.

As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify which Funds you want the separate account to invest your money in. The separate account, in turn, buys the shares of the Funds according to your instructions. Share certificates are not available. See your contract prospectus for more information on the separate account associated with your contract.

When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions.

None of the Funds currently foresees any disadvantages to participants arising out of the fact that it may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of any Fund to any separate account or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

For more information on how to participate, see your contract prospectus.

NET ASSET VALUE OF THE SERIES
COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:

   Total value of the
   Fund's assets*
   (including money owed
   to the fund but not yet      The Fund's
   collected)               =   Total
-- The Fund's liabilities       Net Asset Value
   (including money owed
   by the Fund but not yet
   paid)
Step 2:
   The Fund's total net
   asset value (from
   Step 1)                      NET ASSET VALUE
/ The total number of the   =   PER SHARE
  Fund's shares that are
  outstanding.

* The Series Company uses the fair market value of a Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term security maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

Some foreign exchanges trade on weekends or other days when the Funds do not price their shares. For Funds with substantial investments in those markets the net asset value of the Fund's shares may change on days when the separate account may not be able to purchase or redeem Fund shares.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by a Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. Each Fund, except the Money Market Fund pays dividends quarterly. The Money Market Fund pays dividends daily.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from

--------------------------------------------------------------------------------

capital gains are automatically reinvested for you into additional shares of the Fund.

TAX CONSEQUENCES

As the owner of a Contract or a participant under your employer's Contract, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult the prospectus for your Contract for further information concerning the federal income tax consequences to you of investing in the Funds.

See the Statement of Additional information and your contract prospectus for further tax discussions. You should also consult your tax advisor before investing.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).
Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns not annualized.

                                                                           FISCAL YEAR ENDED AUGUST 31, 1999
                                                             --------------------------------------------------------------
                                                                           AMERICAN                   AMERICAN    AMERICAN
                                                                           GENERAL       AMERICAN     GENERAL      GENERAL
                                                             AMERICAN    CONSERVATIVE     GENERAL     DOMESTIC     GROWTH
                                                             GENERAL      LIFESTYLE      CORE BOND      BOND      LIFESTYLE
                                                             BALANCED        FUND          FUND         FUND        FUND
                                                             --------    ------------    ---------    --------    ---------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00        $10.00        $10.00       $10.00      $10.00
                                                              ------        ------        ------       ------      ------
INVESTMENT OPERATIONS
  Net investment income                                         0.25          0.25          0.50         0.52        0.08
  Net realized & unrealized gain                                2.39          1.65         (0.39)       (0.44)       2.74
                                                              ------        ------        ------       ------      ------
  Total from investment operations                              2.64          1.90          0.11         0.08        2.82
                                                              ------        ------        ------       ------      ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (0.25)        (0.17)        (0.50)       (0.52)      (0.05)
  Net realized gains                                           (0.07)           --         (0.03)       (0.13)         --
                                                              ------        ------        ------       ------      ------
  Total distributions to shareholders                          (0.32)        (0.17)        (0.53)       (0.65)      (0.05)
                                                              ------        ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                $12.32        $11.73        $ 9.58       $ 9.43      $12.77
                                                              ======        ======        ======       ======      ======
        TOTAL RETURN                                           26.49%        19.00%         1.12%        0.59%      28.28%
                                                              ======        ======        ======       ======      ======
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                0.80%         0.10%         0.80%        0.77%       0.10%
  Net investment income to average net assets                   2.15%         2.29%         5.06%        5.41%       0.76%
  Portfolio turnover rate                                         78%           94%          489%         156%          9%
  Net assets at end of year (000's)                           $8,537        $7,429        $5,119       $8,252      $8,480

                                                                             FISCAL YEAR ENDED AUGUST 31, 1999
                                                             ------------------------------------------------------------------
                                                              AMERICAN      AMERICAN        AMERICAN      AMERICAN    AMERICAN
                                                              GENERAL        GENERAL         GENERAL       GENERAL     GENERAL
                                                             HIGH YIELD   INTERNATIONAL   INTERNATIONAL   LARGE CAP   LARGE CAP
                                                                BOND         GROWTH           VALUE        GROWTH       VALUE
                                                                FUND          FUND            FUND          FUND        FUND
                                                             ----------   -------------   -------------   ---------   ---------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00        $10.00          $10.00        $ 10.00     $10.00
                                                               ------        ------          ------        -------     ------
INVESTMENT OPERATIONS
  Net investment income                                          0.87          0.13            0.09           0.01       0.13
  Net realized & unrealized gain                                (0.31)         1.09            4.65           3.96       2.85
                                                               ------        ------          ------        -------     ------
  Total from investment operations                               0.56          1.22            4.74           3.97       2.98
                                                               ------        ------          ------        -------     ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (0.87)           --           (0.02)         (0.01)     (0.13)
  Net realized gains                                               --            --              --             --         --
                                                               ------        ------          ------        -------     ------
  Total distributions to shareholders                           (0.87)           --           (0.02)         (0.01)     (0.13)
                                                               ------        ------          ------        -------     ------
NET ASSET VALUE, END OF PERIOD                                 $ 9.69        $11.22          $14.72        $ 13.96     $12.85
                                                               ======        ======          ======        =======     ======
        TOTAL RETURN                                             5.50%        12.20%          47.41%         39.77%     29.87%
                                                               ======        ======          ======        =======     ======
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.98%         1.13%           1.01%          0.81%      0.80%
  Net investment income to average net assets                    8.51%         1.40%           0.67%          0.13%      1.10%
  Portfolio turnover rate                                          74%           87%             60%            76%        93%
  Net assets at end of year (000's)                            $5,397        $6,815          $8,148        $19,309     $7,856

                                                                           FISCAL YEAR ENDED AUGUST 31, 1999
                                                             --------------------------------------------------------------
                                                             AMERICAN     AMERICAN     AMERICAN                   AMERICAN
                                                              GENERAL      GENERAL      GENERAL      AMERICAN      GENERAL
                                                              MID CAP      MID CAP     MODERATE      GENERAL      SMALL CAP
                                                              GROWTH        VALUE      LIFESTYLE   MONEY MARKET    GROWTH
                                                               FUND         FUND         FUND          FUND         FUND
                                                             --------     --------     ---------   ------------   ---------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00        $10.00      $ 10.00       $ 1.00       $ 10.00
                                                              ------       -------      -------       ------       -------
INVESTMENT OPERATIONS
  Net investment income                                        (0.03)         0.08         0.17         0.05         (0.05)
  Net realized & unrealized gain                                2.48          4.11         2.18           --          4.96
                                                              ------       -------      -------       ------       -------
  Total from investment operations                              2.45          4.19         2.35         0.05          4.91
                                                              ------       -------      -------       ------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           --         (0.08)       (0.11)       (0.05)           --
  Net realized gains                                              --         (0.29)          --           --         (0.05)
                                                              ------       -------      -------       ------       -------
  Total distributions to shareholders                             --         (0.37)       (0.11)       (0.05)        (0.05)
                                                              ------       -------      -------       ------       -------
NET ASSET VALUE, END OF PERIOD                                $12.45        $13.82      $ 12.24       $ 1.00       $ 14.86
                                                              ======       =======      =======       ======       =======
TOTAL RETURN                                                   24.50%        42.38%       23.52%        4.66%        48.82%
                                                              ======       =======      =======       ======       =======
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                0.77%         1.03%        0.10%        0.54%         1.11%
  Net investment income to average net assets                  (0.24)%        0.73%        1.60%        4.43%        (0.45)%
  Portfolio turnover rate                                         38%          197%          13%         N/A           126%
  Net assets at end of year (000's)                           $7,394        $9,039      $10,349       $9,784       $10,843

                                                              FISCAL YEAR ENDED AUGUST 31, 1999
                                                             -----------------------------------
                                                             AMERICAN     AMERICAN     AMERICAN
                                                              GENERAL      GENERAL      GENERAL
                                                             SMALL CAP    SOCIALLY     STRATEGIC
                                                               VALUE     RESPONSIBLE     BOND
                                                               FUND         FUND         FUND
                                                             ---------   -----------   ---------
NET ASSET VALUE
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00       $ 10.00       $10.00
                                                              ------       -------      -------
INVESTMENT OPERATIONS
  Net investment income                                         0.13          0.14         0.69
  Net realized & unrealized gain                                0.61          3.45        (0.16)
                                                              ------       -------      -------
  Total from investment operations                              0.74          3.59         0.53
                                                              ------       -------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (0.13)        (0.14)       (0.65)
  Net realized gains                                           (0.13)        (0.57)       (0.02)
                                                              ------       -------      -------
  Total distributions to shareholders                          (0.26)        (0.71)       (0.67)
                                                              ------       -------      -------
NET ASSET VALUE, END OF PERIOD                                $10.48       $ 12.88       $ 9.86
                                                              ======       =======      =======
TOTAL RETURN                                                    7.34%        36.27%        5.33%
                                                              ======       =======      =======
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                0.96%         0.55%        0.88%
  Net investment income to average net assets                   1.28%         1.10%        6.76%
  Portfolio turnover rate                                        102%           29%         143%
  Net assets at end of year (000's)                           $6,414       $10,304       $5,296

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AMERICAN GENERAL BALANCED FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                        INVESTMENT IN THE BALANCED FUND
  AND THE LEHMAN BROTHERS GOVERNMENT & CORPORATE S&P 500 INDEX, AND A BLENDED
                     BENCHMARK (40% LEHMAN AND 60% S&P 500

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     23.77%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

The Balanced Fund's inception date was September 21, 1998. However, the Balanced Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. Although managed in substantially the same manner as the Balanced Fund, the Discretionary Accounts may not invest as great a percentage of their assets in fixed income senior securities as the Balanced Fund. As a result, the Balanced Fund may have, or may in the past have had, greater exposure to fixed income senior securities than the Discretionary Accounts. The chart at right shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Balanced Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1974 to September 30, 1997.

The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Total fees (after expense reimbursements) for the Balanced Fund are higher than the highest management fees and other fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Balanced Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE BALANCED FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE BALANCED FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                             SUB-ADVISER COMPOSITE

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       20.32%              16.38%            14.35%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE JULY 1, 1988

                                    [CHART]

                           PERIOD ENDED JUNE 30, 1998
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE CONSERVATIVE GROWTH LIFESTYLE FUND
                        AND THE S&P 500 & BLENDED INDEX*

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     15.99%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

* Reflects returns from October 1, 1998, to August 31, 1999, because the benchmark's value is only published at the end of each month.

  The Blended Index is calculated by including the pro rata portion of each of the Underlying Fund's respective indices.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL CORE BOND FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                        INVESTMENT IN THE CORE BOND FUND
                    AND THE LEHMAN BROTHERS AGGREGATE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     -0.17%
-------------------------------------------------

                                    [CHART]

                       FISCAL YEAR ENDED AUGUST 31, 1998
The Core Bond Fund's inception date was September 21, 1998. However, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to the Canada Life Commingled Fund, which was managed by Robert N. Kase, the Core Bond Fund's portfolio manager, from January 1, 1993 to July 1998. The Canada Life Commingled Fund has substantially similar, though not necessarily identical investment objectives, policies and strategies as the Core Bond Fund. The chart herein shows the historical investment performance for the period February 1, 1993 through March 31, 1998, net of the Canada Life Commingled Fund fees and expenses.

The Canada Life Commingled Fund was not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Canada Life Commingled Fund had been subject to the requirements imposed on registered mutual funds, its performance might have been lower.

Total fees (after expense reimbursements) for the Core Bond Fund are higher than the total fees incurred by the Canada Life Commingled Fund. Consequently, the performance results for the Canada Life Commingled Fund would have been lower if the Canada Life Commingled Fund had the same expenses as the Core Bond Fund. The performance of the Canada Life Commingled Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE CANADA LIFE COMMINGLED FUND WHICH WAS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUAL AS THE CORE BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE CORE BOND FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                          CANADA LIFE COMMINGLED FUND

---------------------------------------------------------
       1 YEAR              5 YEAR           10 YEARS
---------------------------------------------------------
       10.42%               7.57%             7.69%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE FEBRUARY 1, 1993

                                    [CHART]

                          PERIOD ENDED MARCH 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL DOMESTIC BOND FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                      INVESTMENT IN THE DOMESTIC BOND FUND
                    AND THE LEHMAN BROTHERS AGGREGATE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     -1.19%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

The Domestic Bond Fund's inception date was September 21, 1998. However, the Domestic Bond Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart at right shows the historical investment performance for a composite of all of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the Domestic Bond Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising Sub-adviser Composite range from December 31, 1972 to August 1, 1998.

The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Total fees (after expense reimbursements) for the Domestic Bond Fund are higher than the highest management fees and other fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the Domestic Bond Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE DOMESTIC BOND FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE DOMESTIC BOND FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                             SUB-ADVISER COMPOSITE

---------------------------------------------------------
       1 YEAR              5 YEAR           10 YEARS
---------------------------------------------------------
        9.79%               6.59%             9.31%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE JULY 1, 1988

                                    [CHART]

                           PERIOD ENDED JUNE 30, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL GROWTH LIFESTYLE FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE GROWTH LIFESTYLE FUND
                        AND THE S&P 500 & BLENDED INDEX*

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     26.38%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

* Reflects returns from October 1, 1998, to August 31, 1999, because the benchmark's value is only published at the end of each month.

  The Blended Index is calculated by including the pro rata portion of each of the Underlying Fund's respective indices.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL HIGH YIELD BOND FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                     INVESTMENT IN THE HIGH YIELD BOND FUND
               AND THE SALOMON BROTHERS HIGH YIELD MARKET INDEX*

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     5.40%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

* Reflects returns from October 1, 1998, to August 31, 1999, because the benchmark's value is only published at the end of each month.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL INTERNATIONAL GROWTH FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE INTERNATIONAL GROWTH FUND AND
                   THE SALOMON BROTHERS PRIMARY MARKET INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     19.11%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT PERFORMANCE INFORMATION
The International Growth Fund's inception date was September 21, 1998. However, the Fund's investment objectives, policies and strategies are substantially similar, though not necessarily identical, to those employed by the Sub-adviser with respect to separately managed accounts of the Sub-adviser ("Separately Managed Accounts"). The chart [at right] shows the historical investment performance for a composite of the Sub-adviser's Separately Managed Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the International Growth Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all Separately Managed Accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The Separately Managed Accounts in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Separately Managed Accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Total fees (after expense reimbursements) for the International Growth Fund are higher than the total fees incurred by the Separately Managed Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser's Separately Managed Accounts had the same expenses as the International Growth Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S SEPARATELY MANAGED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS WHO MANAGE THE INTERNATIONAL GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE INTERNATIONAL GROWTH FUND ITSELF.

                          AVERAGE ANNUAL TOTAL RETURN
                            OF SUB-ADVISER COMPOSITE

---------------------------------------------------
         1 YEAR                SINCE INCEPTION
---------------------------------------------------
         -13.74%                   10.30%
---------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]

                          PERIOD ENDED AUGUST 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL INTERNATIONAL VALUE FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE INTERNATIONAL VALUE FUND
                 AND THE SALOMON BROTHERS PRIMARY MARKET INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     55.82%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

The International Value Fund's inception date was September 21, 1998. However, the International Value Fund's investment objectives, policies and strategies are substantially similar, but not necessarily identical, to those employed by the Sub-adviser with respect to discretionary investment accounts ("Discretionary Accounts") managed by the Sub-adviser. The chart at right shows the historical investment performance for a composite of the Sub-adviser's Discretionary Accounts ("Sub-adviser Composite") which were managed by the Sub-adviser in substantially the same manner as the International Value Fund. The Sub-adviser Composite represents the total return of all Discretionary Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Discretionary Accounts comprising the Sub-Adviser Composite range from December 31, 1978 to March 31, 1998.

The Discretionary Accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts included in the Sub-Adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Total fees (after expense reimbursements) for the International Value Fund are higher than the highest management fees and other fees historically incurred by the Discretionary Accounts comprising the Sub-adviser Composite. Consequently, the performance results for the Sub-adviser Composite would have been lower if the Sub-adviser Composite had the same expenses as the International Value Fund. The performance of the Sub-adviser Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE INTERNATIONAL VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE
OF THE INTERNATIONAL VALUE FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                             SUB-ADVISER COMPOSITE

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       -3.53%               9.19%            10.34%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1988

                                    [CHART]

                          PERIOD ENDED AUGUST 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL LARGE CAP GROWTH FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE LARGE CAP GROWTH FUND
                          AND THE RUSSELL 1000 GROWTH

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     38.11%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

The Large Cap Growth Fund's inception date was September 21, 1998. However, the Large Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to 22 accounts ("Combined Accounts"), including fourteen advisory accounts ("Accounts") and 6 registered mutual funds ("Funds"). The chart at right shows the historical investment performance for a composite of the Combined Accounts ("Combined Accounts Composite"), which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Large Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of average fees and expenses charged by the Accounts and the Funds. These expenses include investment advisory fees but do not include custodial fees (other than for the mutual funds), which, if included, could lessen the performance presented. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from November 11, 1991 to January 30, 1998.

The Accounts included in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Total fees (after expense reimbursements) for the Large Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Large Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. The performance information herein is based on a composite of the Sub-adviser's Combined Accounts which are managed in substantially the same manner and by the same individuals as the Large Cap Growth Fund and does not reflect the performance of the Large Cap Growth Fund itself.

                          AVERAGE ANNUAL TOTAL RETURN
                         OF COMBINED ACCOUNTS COMPOSITE

---------------------------------------------------------
                                              SINCE
       1 YEAR              5 YEAR           INCEPTION
---------------------------------------------------------
        2.48%              21.87%            18.31%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE NOVEMBER 11, 1991

                                    [CHART]

                          PERIOD ENDED AUGUST 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL LARGE CAP VALUE FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                     INVESTMENT IN THE LARGE CAP VALUE FUND
                        AND THE RUSSELL 1000 VALUE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     21.26%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

The Large Cap Value Fund's inception date was September 21, 1998. However, the Large Cap Value Fund is managed by the Sub-adviser in substantially the same manner and by the same individuals as those who manage discretionary accounts (the "Discretionary Accounts") with substantially similar investment objectives, policies and strategies.

The chart at right shows the investment performance for all Discretionary Accounts, net of account fees and expenses. The inception dates for the Discretionary Accounts range from August 1, 1992 through August 1, 1997. The Discretionary Accounts are not subject to the investment limitations, diversification requirements and the other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Discretionary Accounts had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Total fees (after expense reimbursements) for the Large Cap Value Fund are higher than the total fees incurred by the Discretionary Accounts. Consequently, the performance results for the Discretionary Accounts would have been lower if the Discretionary Accounts had the same expenses as the Large Cap Value Fund. The performance of the Discretionary Accounts has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE SUB-ADVISER'S DISCRETIONARY ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE LARGE CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE LARGE CAP VALUE FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                             DISCRETIONARY ACCOUNTS

---------------------------------------------------------
                                              SINCE
       1 YEAR              5 YEAR           INCEPTION
---------------------------------------------------------
        4.78%              18.15%            18.61%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]

                          PERIOD ENDED AUGUST 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL MID CAP GROWTH FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                     INVESTMENT IN THE MID CAP GROWTH FUND
                      AND THE RUSSELL MIDCAP GROWTH INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     16.36%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

The Mid Cap Growth Fund's inception date was September 21, 1998. However, the Mid Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart at right shows the investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which were managed by the Sub-adviser in substantially the same manner and by the same individuals who manage the Mid Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from January 1, 1993 to August 31, 1998.

The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on mutual funds, their performance might have been lower.

Total fees (after expense reimbursements) for the Mid Cap Growth Fund are higher than the total fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Mid Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MIDCAP GROWTH FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                          COMBINED ACCOUNTS COMPOSITE

---------------------------------------------------------
                                              SINCE
       1 YEAR              5 YEAR           INCEPTION
---------------------------------------------------------
        0.04%              16.80%            14.95%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]

                          PERIOD ENDED AUGUST 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL MID CAP VALUE FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                      INVESTMENT IN THE MID CAP VALUE FUND
                       AND THE RUSSELL MIDCAP VALUE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     35.60%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31
The Mid Cap Value Fund's inception date was September 21, 1998. However, the Mid Cap Value Fund's investment objectives, policies and strategies are substantially similar, though not necessarily identical, to those of Neuberger Berman Partners Fund and it is managed by the Sub-adviser in substantially the same manner and by the same individuals as Neuberger Berman Partners Fund. Neuberger Berman Partners Fund seeks to achieve its objective by investing principally in common stocks of medium to large capitalization companies. As a result, Neuberger Berman Partners Fund may in the future have, or in the past have had, greater exposure to larger capitalization companies than the Mid Cap Value Fund will have. The chart at right shows the investment performance for Neuberger Berman Partners Fund for the period April 1, 1988 through August 31, 1998, net of Neuberger Berman Partners Fund's fees and expenses. The date the Sub-Adviser assumed management of Neuberger Berman Partners Fund was January 20, 1975.

The Mid Cap Value Fund is subject to investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.

Total fees after (expense reimbursements) for the Mid Cap Value Fund are higher than the total fees incurred by Neuberger Berman Partners Fund. Consequently, the performance results for Neuberger Berman Partners Fund would have been lower if Neuberger Berman Partners Fund had the same expenses as the Mid Cap Value Fund. The performance of Neuberger Berman Partners Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON NEUBERGERBERMAN PARTNERS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MID CAP VALUE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MID CAP VALUE FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                         NEUBERGERBERMAN PARTNERS FUND

---------------------------------------------------------
       1 YEAR              5 YEAR            10 YEAR
---------------------------------------------------------
       -10.03%             14.09%            14.75%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1988

                                    [CHART]

                          PERIOD ENDED AUGUST 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE MODERATE GROWTH LIFESTYLE FUND
                     AND THE S&P 500 INDEX & BLENDED INDEX*

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     20.39%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

* Reflects returns from October 1, 1998, to August 31, 1999, because the benchmark's value is only published at the end of each month.

  The Blended Index is calculated by including the pro rata portion of each of the Underlying Fund's respective indices.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL MONEY MARKET FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE LARGE CAP GROWTH FUND
                       AND THE NYC 30 DAY PRIMARY CD RATE

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     4.66%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

The Money Market Fund's inception date was September 21, 1998. However, the Money Market Fund's investment objectives, policies and strategies are substantially similar, although not identical, to those of the AGSPC Money Market Fund and it is managed by VALIC in substantially the same manner and by the same individuals as the AGSPC Money Market Fund. The chart at right shows the historical investment performance for the AGSPC Money Market Fund for the period of April 1, 1988 through August 31, 1998, net of AGSPC Money Market Fund's fees and expenses. The inception date for the AGSPC Money Market Fund was December 16, 1985.

The AGSPC Money Market Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.

Total fees (after expense reimbursements) for the Money Market Fund are higher than the total fees incurred by the AGSPC Money Market Fund. Consequently, the performance results for the AGSPC Money Market Fund would have been lower if the AGSPC Money Market Fund had the same expenses as the Money Market Fund. The performance of the AGSPC Money Market Fund has been calculated in accordance SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC MONEY MARKET FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE MONEY MARKET FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE MONEY MARKET FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                            AGSPC MONEY MARKET FUND

---------------------------------------------------------
       1 YEAR              5 YEAR           10 YEARS
---------------------------------------------------------
        5.23%               4.77%             5.39%
---------------------------------------------------------

                     VALUE AT MONTHLY INTERVALS OF $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1988

                                    [CHART]

                          PERIOD ENDED AUGUST 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL SMALL CAP GROWTH FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE SMALL CAP GROWTH FUND
                       AND THE RUSSELL 2000 GROWTH INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     38.31%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

The Small Cap Growth Fund's inception date was September 21, 1998. However, the Small Cap Growth Fund's investment objective, policies and strategies are substantially similar to those employed by the Sub-adviser and its affiliates with respect to discretionary investment management accounts under their management ("Combined Accounts"). The chart at right shows the historical investment performance for a composite of these Combined Accounts ("Combined Accounts Composite") which was managed by the Sub-adviser in substantially the same manner as the Small Cap Growth Fund. The Combined Accounts Composite includes all Combined Accounts, net of the highest management fee charged and other account fees and expenses. The inception dates of the Combined Accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997.

The Combined Accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code. If the Combined Accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Total fees (after expense reimbursements) for the Small Cap Growth Fund are higher than the highest management fees and other fees historically incurred by the Combined Accounts comprising the Combined Accounts Composite. Consequently, the performance results for the Combined Accounts Composite would have been lower if the Combined Accounts Composite had the same expenses as the Small Cap Growth Fund. The performance of the Combined Accounts Composite has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON A COMPOSITE OF THE SUB-ADVISER'S COMBINED ACCOUNTS WHICH ARE MANAGED IN SUBSTANTIALLY THE SAME MANNER AND BY THE SAME INDIVIDUALS AS THE SMALL CAP GROWTH FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SMALL CAP GROWTH FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                          COMBINED ACCOUNTS COMPOSITE

---------------------------------------------------
         1 YEAR                SINCE INCEPTION
---------------------------------------------------
         -19.90%                   13.46%
---------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]

                          PERIOD ENDED AUGUST 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL SMALL CAP VALUE FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                     INVESTMENT IN THE SMALL CAP VALUE FUND
                        AND THE RUSSELL 2000 VALUE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     3.61%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                  INVESTMENT IN THE SOCIALLY RESPONSIBLE FUND
                             AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     27.83%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

The Socially Responsible Fund's inception date was September 21, 1998. However, the Socially Responsible Fund's investment objectives, policies and strategies are substantially similar to those of the AGSPC Social Awareness Fund and it is managed by VALIC in substantially the same manner as the AGSPC Social Awareness Fund. The chart at right shows the historical investment performance for the AGSPC Social Awareness Fund for the period of October 2, 1989 through August 31, 1998, net of AGSPC Social Awareness Fund's fees and expenses. The inception date for the AGSPC Social Awareness Fund was October 2, 1989.

The AGSPC Social Awareness Fund is subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the 1940 Act and Subchapter M of the Internal Revenue Code.

Total fees (after expense reimbursements) for the Socially Responsible Fund are higher than the total fees incurred by the AGSPC Social Awareness Fund. Consequently, the performance results for the AGSPC Social Awareness Fund would have been lower if the AGSPC Social Awareness Fund had the same expenses as the Socially Responsible Fund. The performance of the AGSPC Social Awareness Fund has been calculated in accordance with SEC performance standards. See "Performance and Yield Information" in the Statement of Additional Information for a description of SEC performance standards. THE PERFORMANCE INFORMATION HEREIN IS BASED ON THE AGSPC SOCIAL AWARENESS FUND WHICH IS MANAGED IN SUBSTANTIALLY THE SAME MANNER AS THE SOCIALLY RESPONSIBLE FUND AND DOES NOT REFLECT THE PERFORMANCE OF THE SOCIALLY RESPONSIBLE FUND ITSELF.

                         AVERAGE ANNUAL TOTAL RETURN OF
                          AGSPC SOCIAL AWARENESS FUND

---------------------------------------------------------
                                              SINCE
       1 YEAR              5 YEAR           INCEPTION
---------------------------------------------------------
        7.43%              17.21%            13.97%
---------------------------------------------------------

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                          PERIOD ENDED AUGUST 31, 1998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

--------------------------------------------------------------------------------

AMERICAN GENERAL STRATEGIC BOND FUND

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                 INVESTMENT IN THE STRATEGIC BOND FUND AND THE
                        LEHMAN BROTHERS AGGREGATE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND
-------------------------------------------------
                                SINCE INCEPTION
-------------------------------------------------
                                     4.09%
-------------------------------------------------

                                    [CHART]

                          FISCAL YEAR ENDED AUGUST 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

APPENDIX -- DESCRIPTION OF BOND RATINGS
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Nonrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

STANDARD & POOR'S CORPORATION
AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as

--------------------------------------------------------------------------------

predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PREFERRED STOCK RATINGS
Both Moody's and Standard & Poor's use the same designations for corporate bonds as they do for preferred stock, except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality distinctions are comparable to those described above for corporate bonds.

APPENDIX -- DESCRIPTION OF
COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------

A AND PRIME COMMERCIAL PAPER RATINGS
Commercial paper rated A by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although, in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S&P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3 are designated Higher Quality and High Quality, respectively.

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

   Please send me a free copy of the Statement of Additional Information for American General Series Portfolio Company 3.

Name: ________________________________________              GA. #: ______________________________
Address: _____________________________________              Policy #: ______________________________
______________________________________________
Social Security Number: ______________________

INTERESTED IN LEARNING MORE?
--------------------------------------------------------------------------------

The Statement of Additional Information incorporated by reference into this prospectus contains additional information about the Series Company's operations.

Further information about the Funds' investments is available in the Series Company's annual and semi-annual reports to shareholders. The Series Company's annual report discusses market conditions and investment strategies that significantly affected the Series Company's performance results during its last fiscal year.


VALIC can provide you with a free copy of these materials or other information about the Series Company. You may reach VALIC by calling 1-800-424-VALIC or by writing VALIC at 2929 Allen Parkway, Houston, Texas 77019.


The Securities and Exchange Commission also maintains copies of these documents:

    To view information online: Access the SEC's web site at http://www.sec.gov.

    To review a paper filing or to request that documents be mailed to you, contact:

                           SEC Public Reference Room
                          Washington, D.C. 20549-6009
                                 1-800-SEC-0330

    A duplicating fee will be assessed for all copies provided.


The Trust's Investment Company Act filing number is 811-08789.


Printed Matter
Printed in U.S.A.
VA10832________VER. 1/2000         Recycled Paper
LOGO

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3

                         AMERICAN GENERAL BALANCED FUND
              AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND
                        AMERICAN GENERAL CORE BOND FUND
                      AMERICAN GENERAL DOMESTIC BOND FUND
                     AMERICAN GENERAL GROWTH LIFESTYLE FUND
                     AMERICAN GENERAL HIGH YIELD BOND FUND
                   AMERICAN GENERAL INTERNATIONAL GROWTH FUND
                   AMERICAN GENERAL INTERNATIONAL VALUE FUND
                     AMERICAN GENERAL LARGE CAP GROWTH FUND
                     AMERICAN GENERAL LARGE CAP VALUE FUND
                      AMERICAN GENERAL MID CAP GROWTH FUND
                      AMERICAN GENERAL MID CAP VALUE FUND
                AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND
                       AMERICAN GENERAL MONEY MARKET FUND
                     AMERICAN GENERAL SMALL CAP GROWTH FUND
                     AMERICAN GENERAL SMALL CAP VALUE FUND
                   AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
                      AMERICAN GENERAL STRATEGIC BOND FUND

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                     PART B

                                JANUARY 3, 2000

This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for American General Series Portfolio Company 3 (the "Series Company"). It should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are dated January 3, 2000. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company ("VALIC") a Prospectus may be obtained by calling 1-800-44-VALIC or writing the Series Company or American General Distributors, Inc. (the "Distributor") at 2929 Allen Parkway, Houston, Texas 77019. Shares in the Series Company are available to the public only through the purchase of certain variable annuity contracts or variable life insurance policies issued and employee thrift plans maintained by VALIC and its affiliates.

                               TABLE OF CONTENTS

General Information and History.............................    4
Performance and Yield Information...........................    4
  Average Annual Total Return...............................    4
  Portfolio Total Return....................................    5
  Index Total Return........................................    5
  Seven Day Yields..........................................    5
  30 Day Current Yield......................................    5
  Performance Returns of the Funds..........................    6
  Performance Returns of Certain Investment Companies and
     Private Accounts Other Than the Funds..................    8
Investment Restrictions.....................................   10
  American General Balanced Fund............................   10
  American General Conservative Growth Lifestyle Fund.......   13
  American General Core Bond Fund...........................   13
  American General Domestic Bond Fund.......................   11
  American General Growth Lifestyle Fund....................   13
  American General High Yield Bond Fund.....................   13
  American General International Growth Fund................   14
  American General International Value Fund.................   16
  American General Large Cap Growth Fund....................   17
  American General Large Cap Value Fund.....................   18
  American General Mid Cap Growth Fund......................   20
  American General Mid Cap Value Fund.......................   21
  American General Moderate Growth Lifestyle Fund...........   13
  American General Money Market Fund........................   23
  American General Small Cap Growth Fund....................   24
  American General Small Cap Value Fund.....................   25
  American General Socially Responsible Fund................   26
  American General Strategic Bond Fund......................   13
Investment Practices........................................   28
  Adjustable Rate Securities................................   28
  Asset-Backed Securities...................................   29
  Bank Obligations..........................................   29
  Borrowing, Reverse Repurchase Agreements and Dollar
     Rolls..................................................   30
  Brady Bonds...............................................   31
  Convertible Securities....................................   32
  Emerging Markets..........................................   32
  Euro Conversion...........................................   33
  Eurodollar Obligations....................................   33
  Fixed Income Securities...................................   33
     Lower Rated Fixed Income Securities....................   34
     Zero Coupon Fixed Income Securities....................   34
     Inflation-Indexed Bonds................................   35
     Hybrid Instruments.....................................   36
     Catastrophe Bonds......................................   36
  Foreign Currency Exchange Transactions....................   37
  Foreign Securities........................................   37
  Money Market Securities of Foreign Issuers................   38
  Illiquid Securities.......................................   38
  International Bonds.......................................   38
  Lending Portfolio Securities..............................   39

Loan Participations.........................................   39
  Mortgage-Related Securities...............................   39
  Mortgage Pass-Through Securities..........................   39
  Collateralized Mortgage Obligations (CMOs)................   41
  Commercial Mortgage-Backed Securities.....................   41
  Other Mortgage-Related Securities.........................   42
          CMO Residuals.....................................   42
          Stripped Mortgage-Backed Securities...............   42
  Options and Future Contracts..............................   43
          Options on Securities and Securities Indices......   43
          Writing Covered Call and Put Options and
         Purchasing Call and Put Options....................   44
          Financial Futures Contracts.......................   46
          Options on Financial Futures Contracts............   47
          Certain Additional Risks of Options and Financial
         Futures Contracts..................................   48
          Limitations.......................................   49
  Performance Indexed Paper.................................   49
  Real Estate Securities and Real Estate Investment
     Trusts.................................................   50
  Repurchase Agreements.....................................   50
  Rule 144A Securities......................................   51
  Short Sales and Short Sales Against the Box...............   51
  Sovereign Debt Obligations................................   52
  Standard and Poor's Depository Receipts...................   52
  Structured Notes..........................................   52
  Swap Agreements...........................................   53
  Temporary Defensive Position..............................   54
  Warrants..................................................   54
  When-Issued Securities....................................   54
Investment Adviser..........................................   54
Investment Sub-Advisers.....................................   56
Portfolio Transactions and Brokerage........................   58
Offering, Purchase and Redemption of Fund Shares............   60
Determination of Net Asset Value............................   61
Calculation of Yield for the Money Market Fund..............   62
Accounting and Tax Treatment................................   63
  Calls and Puts............................................   63
  Financial Futures Contracts...............................   63
  Subchapter M of the Internal Revenue Code of 1986.........   63
  Section 817(h) of the Code................................   64
Other Information...........................................   65
  Shareholder Reports.......................................   65
  Voting and Other Rights...................................   65
  Custody of Assets.........................................   65
  Independent Auditors......................................   66
  Transfer Agent............................................   66
Management of the Series Company............................   67
  Compensation of Trustees and Certain Officers.............   71
Financial Statements........................................   71

                        GENERAL INFORMATION AND HISTORY

     American General Series Portfolio Company 3 (the "Series Company") was organized as a Delaware business trust on May 6, 1998, by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to an Investment Advisory Agreement with the Series Company and subject to the authority of the Series Company's Board of Trustees, VALIC serves as the Series Company's investment adviser and conducts the business and affairs of the Series Company. Additionally, VALIC has engaged investment sub-advisers to provide investment sub-advisory services for each Fund other than the American General Socially Responsible Fund, the American General Money Market Fund, the American General Conservative Growth Lifestyle Fund, the American General Moderate Growth Lifestyle Fund and the American General Growth Lifestyle Fund, subject to VALIC's control, direction and supervision. The Series Company consists of eighteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.

     The Series Company issues shares of interest of each Fund to registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity or variable life contracts (the "Contracts"). Currently the Series Company acts as an investment vehicle for assets of VALIC's Separate Account, a unit investment trust registered as an investment company under the 1940 Act. Additionally, retirement plans maintained by VALIC and American General Corporation may own shares of certain of the Funds.

     The Series Company, VALIC and each sub-adviser have Codes of Ethics which establish for their officers, directors or trustees, and certain employees procedures and restrictions as to those individual's personal investment trading activities.

                       PERFORMANCE AND YIELD INFORMATION

     The Series Company's inception date was September 21, 1998. Accordingly, the performance information for each Fund for periods prior to that inception date included in the Prospectus is the performance of either: (i) a mutual fund with similar investment objectives, policies and strategies as the Fund that is currently managed by the same individuals; (ii) an unregistered discretionary account of the Sub-adviser with similar investment objectives, policies and strategies; and/or (iii) a composite of such registered management investment companies or unregistered discretionary accounts. The inception date indicated is that of the other mutual fund, account or composite. See the Prospectus for detailed information relating to the mutual fund, unregistered discretionary account or composite.

     The total return of a fund, mutual fund, discretionary account or composite ("Average Annual Total Return"), is the total return of the mutual fund, discretionary account or composite before expenses ("Portfolio Total Return"). The Series Company may compare Portfolio Total Return or average annual total return to the total return of the fund, mutual fund, discretionary account or composite's benchmark index ("Index Total Return"). The difference between Portfolio Total Return or average annual total return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from VALIC or the Sub-adviser's investment selection) deviates from its benchmark's Index Total Return. If you invest in a Fund through an annuity contract, you should be aware the performance presented does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about separate account performance is available in the applicable contract prospectus.

AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for periods of 1, 5, and 10 years, or, since inception of a mutual fund, discretionary account or composite, are calculated according to the following formula:

                                P (1+T)(n) = ERV

     Where:

                 P     = A hypothetical initial Purchase Payment of $1,000.
                 T     = Average annual total return.
                 n     = Number of years.
                 ERV =   Ending redeemable value of a hypothetical $1,000 Purchase
                         Payment made at the beginning of the first period.

     Average Annual Total Return reflects the deduction of mutual fund, discretionary account or composite expenses and assumes that all dividends and distributions are reinvested when paid.

PORTFOLIO TOTAL RETURN

     Portfolio Total Return quotations for periods of 1, 5, and 10 years, or, since inception are calculated by adding to the Average Total Annual Return (described above) the expenses of the mutual fund, discretionary account or composite. Expenses of the Fund are calculated at the end of each mutual fund, discretionary account or composite's fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.

INDEX TOTAL RETURN

     Index Total Return quotations for periods of 1, 5, and 10 years, or, since inception, are calculated by determining the percentage change in value of the benchmark index over the applicable period including reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component; if an expense component were included the return would be lower.

SEVEN DAY YIELDS

     The American General Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

        Seven Day Effective Yield = [(Base Period Return + 1)(365/7)-1]

30 DAY CURRENT YIELD

     The American General Domestic Bond Fund, the American General High Yield Bond Fund, the American General Strategic Bond Fund and the American General Core Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:

                           Yield = 2[(1 + NII)(6)-1]
                                    S X NAV

     Where:

                 NII  =    Net investment income (interest income, plus dividend
                           income, plus other income, less fund expenses.
                 S    =    Average daily shares outstanding.
                 NAV  =    Net asset value per share on the last day of the period.

                        PERFORMANCE RETURNS OF THE FUNDS
                             AS OF AUGUST 31, 1999

                                                              INCEPTION     SINCE
                                                                DATE      INCEPTION
                                                              ---------   ---------
AMERICAN GENERAL BALANCED FUND                                 9/21/98
  Average Annual Total Return                                               23.77%
  Portfolio Total Return                                                    24.53%
  S&P 500                                                                   30.57%
  Lehman Brothers Corporate and Government Bond Index                       (1.21)%
  Benchmark(1)                                                              17.08%
AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND            9/21/98
  Average Annual Total Return                                               15.99%
  Portfolio Total Return                                                    16.09%
  S&P 500                                                                   30.57%
  Benchmark(2)(3)                                                           14.59%
AMERICAN GENERAL CORE BOND FUND                                9/21/98
  Average Annual Total Return                                               (0.17)%
  Portfolio Total Return                                                     0.59%
  Lehman Brothers Aggregate                                                 (0.42)%
AMERICAN GENERAL DOMESTIC BOND FUND                            9/21/98
  Average Annual Total Return                                               (1.19)%
  Portfolio Total Return                                                    (0.47)%
  Lehman Brothers Aggregate                                                 (0.42)%
AMERICAN GENERAL GROWTH LIFESTYLE FUND                         9/21/98
  Average Annual Total Return                                               26.38%
  Portfolio Total Return                                                    26.48%
  S&P 500                                                                   30.57%
  Benchmark(4)(3)                                                           23.33%
AMERICAN GENERAL HIGH YIELD BOND FUND                          9/21/98
  Average Annual Total Return                                                5.40%
  Portfolio Total Return                                                     6.33%
  Salomon Brothers High Yield Market Index(3)                                4.30%
AMERICAN GENERAL INTERNATIONAL GROWTH FUND                     9/21/98
  Average Annual Total Return                                               19.11%
  Portfolio Total Return                                                    20.18%
  Salomon Brothers Primary Market                                           31.58%
AMERICAN GENERAL INTERNATIONAL VALUE FUND                      9/21/98
  Average Annual Total Return                                               55.82%
  Portfolio Total Return                                                    56.79%
  Salomon Brothers Primary Market                                           31.58%
AMERICAN GENERAL LARGE CAP GROWTH FUND                         9/21/98
  Average Annual Total Return                                               38.11%
  Portfolio Total Return                                                    38.87%
  Russell 1000 Growth                                                       37.26%
AMERICAN GENERAL LARGE CAP VALUE FUND                          9/21/98
  Average Annual Total Return                                               21.26%
  Portfolio Total Return                                                    22.02%
  Russell 1000 Value                                                        22.44%
AMERICAN GENERAL MID CAP GROWTH FUND                           9/21/98
  Average Annual Total Return                                               16.36%
  Portfolio Total Return                                                    17.08%
  Russell MidCap Growth                                                     36.92%
AMERICAN GENERAL MID CAP VALUE FUND                            9/21/98
  Average Annual Total Return                                               35.60%
  Portfolio Total Return                                                    36.57%
  Russell MidCap Value                                                      14.71%
AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND                9/21/98
  Average Annual Total Return                                               20.39%
  Portfolio Total Return                                                    20.49%
  S&P 500                                                                   30.57%
  Benchmark(5)(3)                                                           18.55%

                                                              INCEPTION     SINCE
                                                                DATE      INCEPTION
                                                              ---------   ---------
AMERICAN GENERAL MONEY MARKET FUND                             9/21/98
  Average Annual Total Return                                                4.66%
  Portfolio Total Return                                                     5.18%
  30-day Certificate of Deposit Primary Offering Rate by New
    York City Banks                                                          4.11%
AMERICAN GENERAL SMALL CAP GROWTH FUND                         9/21/98
  Average Annual Total Return                                               38.31%
  Portfolio Total Return                                                    39.35%
  Russell 2000 Growth                                                       30.72%
AMERICAN GENERAL SMALL CAP VALUE FUND                          9/21/98
  Average Annual Total Return                                                3.61%
  Portfolio Total Return                                                     4.51%
  Russell 2000 Value                                                         8.34%
AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND                     9/21/98
  Average Annual Total Return                                               27.83%
  Portfolio Total Return                                                    28.35%
  S&P 500                                                                   30.57%
AMERICAN GENERAL STRATEGIC BOND FUND                           9/21/98
  Average Annual Total Return                                                4.09%
  Portfolio Total Return                                                     4.92%
  Lehman Brothers Aggregate                                                 (0.42)%

---------------

(1) Benchmark: Consists of 60% S&P 500 Index and 40% Lehman Brothers Corporate and Government Bond Index.

(2) Benchmark: Consists of 5% EAFE, 5% Salomon Brothers Primary Market Index, 15% S&P 500 Index, 15% Russell 1000 Value, 5% Russell Mid Cap Growth, 5% Russell Mid Cap Value, 40% Lehman Brothers Aggregate Index, 5% Russell 2000 Growth, and 5% Russell 2000 Value.

(3) Return period from 10/01/98 to 8/31/99.

(4) Benchmark: Consists of 15% EAFE, 15% Salomon Brothers Primary Market Index, 13% S&P 500 Index, 12% Russell 1000 Value, 7% Russell Mid Cap Growth, 8% Russell Mid Cap Value, 10% Lehman Brothers Aggregate Index, 10% Russell 2000 Growth, and 10% Russell 2000 Value.

(5) Benchmark: Consists of 7% EAFE, 8% Salomon Brothers Primary Market Index, 15% S&P 500 Index, 15% Russell 1000 Value, 7% Russell Mid Cap Growth, 8% Russell Mid Cap Value, 25% Lehman Brothers Aggregate Index, 7% Russel 2000 Growth, and 8% Russell 2000 Value.

              PERFORMANCE RETURNS OF CERTAIN INVESTMENT COMPANIES
                   AND PRIVATE ACCOUNTS OTHER THAN THE FUNDS
                             AS OF AUGUST 31, 1998

                                                                                                 10 YEAR
                                                              INCEPTION                         OR SINCE
                                                                DATE       1 YEAR     5 YEAR    INCEPTION
                                                              ---------    ------     ------    ---------
AMERICAN GENERAL BALANCED FUND(4)
  Composite Average Annual Total Return                       12/31/74      20.32%    16.38%      14.35%
  Composite Portfolio Total Return                                          21.03%    17.02%      14.97%
  S&P 500 Index                                                              8.11%    18.25%      17.05%
  Lehman Brothers Government and Corporate Bond Index                       11.42%     5.60%       8.76%
  Blended Benchmark: 60% S&P 500 Index & 40% Lehman Brothers
    Government and Corporate Bond Index                                     10.03%    13.25%      13.87%
AMERICAN GENERAL CORE BOND FUND(2)
  Canada Life Commingled Fund Average Annual Total Return       2/1/93      10.42%     7.57%       7.69%
  Lehman Brothers Aggregate                                                 12.00%     6.94%       8.94%
AMERICAN GENERAL DOMESTIC BOND FUND(3)
  Composite Average Annual Total Return                       12/31/72       9.79%     6.59%       9.31%
  Composite Portfolio Total Return                                          10.18%     6.96%       9.69%
  Lehman Brothers Aggregate                                                 10.56%     6.78%       9.29%
AMERICAN GENERAL INTERNATIONAL GROWTH FUND
  Composite Average Annual Return                              10/1/95     (13.74)%      --       10.30%
  Composite Portfolio Total Return                                         (12.99)%      --       11.05%
  Salomon Brothers Primary Market Index                                      3.90%       --       13.90%
AMERICAN GENERAL INTERNATIONAL VALUE FUND
  Composite Average Annual Total Return                       12/31/78      (3.53)%    9.19%      10.34%
  Composite Portfolio Total Return                                          (2.62)%   10.05%      11.17%
  Salomon Brothers Primary Market Index                                      3.90%    12.60%        N/A(4)
AMERICAN GENERAL LARGE CAP GROWTH
  Composite Average Annual Total Return                       11/11/91       2.48%    21.87%      18.31%
  Composite Portfolio Total Return                                           3.15%    22.44%      18.87%
  Russell 1000 Growth Index                                                  8.26%    18.83%      19.70%
AMERICAN GENERAL LARGE CAP VALUE FUND
  Discretionary Account Average Annual Total Return             8/1/92       4.78%    18.15%      18.61%
  Discretionary Account Portfolio Total Return                               5.16%    18.45%      18.92%
  Russell 1000 Value Index                                                   3.89%    15.87%      16.78%
AMERICAN GENERAL MID CAP GROWTH FUND
  Composite Average Annual Total Return                         1/1/93       0.04%    16.80%      14.95%
  Composite Portfolio Total Return                                           0.35%    17.38%      15.53%
  Russell MidCap Growth Index                                              (11.48)%   11.30%      11.12%
AMERICAN GENERAL MID CAP VALUE FUND
  Neuberger Berman Partners Fund Average Annual Total Return   1/20/75     (10.03)%   14.09%      14.75%
  Neuberger Berman Partners Fund Portfolio Total Return                     (9.22)%   14.95%      15.56%
  Russell MidCap Value Index                                                (3.37)%   13.17%      14.45%
AMERICAN GENERAL MONEY MARKET FUND
  American General Series Portfolio Company Money Market
    Fund Average Annual Total Return                           1/16/86       5.23%     4.77%       5.39%
  American General Series Portfolio Company Money Market
    Fund Portfolio Total Return                                              5.77%     5.40%       6.27%
  30-Day Certificate of Deposit Primary Offering Rate by New
    York City Banks                                                          4.80%     4.37%       5.15%
AMERICAN GENERAL SMALL CAP GROWTH FUND
  Composite Average Annual Total Return                         9/1/94     (19.90)%      --       13.46%
  Composite Portfolio Total Return                                         (18.10)%      --       14.96%
  Russell 2000 Growth Index                                                (26.31)%      --        5.11%

                                                                                                 10 YEAR
                                                              INCEPTION                         OR SINCE
                                                                DATE       1 YEAR     5 YEAR    INCEPTION
                                                              ---------    ------     ------    ---------
AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
  American General Series Portfolio Company Social Awareness
    Fund Average Annual Total Return                           10/2/89       7.43%    17.21%      13.97%
  American General Series Portfolio Company Social Awareness
    Fund Portfolio Total Return                                              7.99%    17.84%      14.20%
  S&P 500 Index                                                              8.11%    18.25%      15.04%

---------------

(1) Inception date of benchmark 6/1/89.

(2) As of 3/31/98.

(3) As of 6/30/98.

                            INVESTMENT RESTRICTIONS

     The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities. Also, certain of the Funds have non-fundamental investment restrictions, which may be changed by the Series Company's Board of Trustees without shareholder approval.

     Calculation of each Fund's total assets for compliance with any of the following fundamental or non-fundamental investment restrictions or any other investment restrictions set forth in the Series Company's Prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

     The fundamental and, in certain cases, non-fundamental, investment restrictions of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid securities and borrowings apply at all times.

AMERICAN GENERAL BALANCED FUND ("BALANCED FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Balanced Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Balanced Fund may not:

 (1) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND") INVESTMENT
RESTRICTIONS

     As a matter of fundamental policy, the Domestic Bond Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow from banks or enter into repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%.

 (3) Acquire real estate, real estate contracts or real estate securities.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provision of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Domestic Bond Fund may not:

 (1) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND"); AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND"); AND AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:

 (1) Issue senior securities.

 (2) Borrow money, except to the extent permitted by applicable law, and provided that the Fund may not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Underwrite the securities of other issuers.

 (4) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which a Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

 (5) Purchase or sell commodities or commodity contracts.

 (6) Make loans except by purchasing bonds, debentures or similar obligations which are either publicly distributed or customarily purchased by institutional investors.

 (7) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Series Company.

     As a matter of non-fundamental policy, the Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:

 (1) Purchase any securities on margin, make short sales of securities or purchase or sell puts and calls, or combinations thereof.

 (2) Invest directly in oil, gas, or other mineral exploration or development programs; provided, however, that the underlying mutual funds in which the Fund will invest may purchase the securities of companies engaged in such activities.

 (3) Purchase or retain any security other than shares of the underlying Series Company Funds if (i) one or more officers or trustees of the Series Company individually own or would own, directly or beneficially, more than of 1 percent of the securities of such issuer and (ii) in the aggregate such persons own or would own more than 5% of such securities.

 (4) Invest in companies for the purpose of exercising control of management.

AMERICAN GENERAL HIGH YIELD BOND FUND ("HIGH YIELD BOND FUND"); AMERICAN GENERAL STRATEGIC BOND FUND ("STRATEGIC BOND FUND"); AND AMERICAN GENERAL CORE BOND FUND ("CORE BOND FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%.

 (3) Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of a Fund's total assets.

 (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by a Fund but includes a Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the High Yield Fund, the Strategic Bond Fund and the Core Bond Fund may not:

 (1) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. A Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the International Growth Fund may not:

 (1) With respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer

     (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) With respect to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Invest more than 20% of its total assets in companies within a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. There are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies.

 (4) Make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements, or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or interpretations of the Securities and Exchange Commission ("SEC").

 (5) Borrow, except (i) from banks; (ii) to enter into reverse repurchase agreements or to employ similar investment techniques, and pledge its assets in connection therewith; and (iii) as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's total assets valued at the lower of market or cost. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

 (6) Invest in physical commodities or contracts on physical commodities.

 (7) Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

 (8) Underwrite the securities of other issuers.

 (9) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

     As a matter of non-fundamental policy, the International Growth Fund may not:

 (1) Invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than 3 years.

 (2) Invest in futures and/or options on futures.

 (3) Purchase on margin or sell short.

 (4) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has de-termined that the commercial paper is of equivalent quality and is liquid.

 (5) Invest for the purpose of exercising control over management of any company; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (6) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL INTERNATIONAL VALUE FUND
("INTERNATIONAL VALUE FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the International Value Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the International Value Fund may not:

 (1) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Large Cap Growth Fund may not:

 (1) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

 (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (3) Borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

 (4) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable laws but not to exceed 33 1/3% of the Fund's total assets.

 (5) Underwrite securities issued by others, except to the extent that the sale of portfolio securi-ties by the Fund may be deemed to be an underwriting.

 (6) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (8) Issue senior securities to the extent such issuance would violate applicable law.

     As a matter of non-fundamental policy, the Large Cap Growth Fund may not:

 (1) Invest in companies for the purpose of exercising control or management; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (3) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

 (4) Make short sales of securities, except short sales against the box.

 (5) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Large Cap Value Fund may not:

 (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (2) Borrow money, except to enter into reverse repurchase agreements and employ similar investment techniques and pledge its assets in connection therewith, and as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's total assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

 (3) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

 (5) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (6) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

 (7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restriction on disposition.

 (8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     As a matter of non-fundamental policy, the Large Cap Value Fund may not:

 (1) Purchase from or sell portfolio securities to its officers or trustees or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisers and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

 (2) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has de-termined that the commercial paper is of equivalent quality and is liquid.

 (3) Make investments for the purpose of gaining control of an issuer's management.

 (4) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above under fundamental policies.

 (5) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

 (6) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

 (7) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Mid Cap Growth Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (3) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things.

 (4) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

 (5) Make loans of money, except that the Fund may invest in repurchase agreements.

 (6) Issue senior securities as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (8) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (9) Borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge, assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

     As a matter of non-fundamental policy, the Mid Cap Growth Fund may not:

 (1) Invest in the securities of any issuer if any of the officers, directors or trustees of the Series Company, VALIC or the Sub-adviser own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer.

 (2) Invest for the purpose of exercising control or management of another issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions).

 (4) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)

 (5) Participate on a joint or joint and several basis in any trading account in securities.

 (6) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities.

 (7) Invest more than 10% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (8) Purchase foreign securities, except the Fund may invest up to 10% of total assets in foreign securities sold as American Depository Receipts.

 (9) Invest in restricted securities.

(10) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND") INVESTMENT
RESTRICTIONS

     As a matter of fundamental policy, the Mid Cap Value Fund may not:

 (1) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and
     (ii) enter into reverse repurchase agreements and employ similar investment techniques, and pledge its assets in connection therewith, for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabili-ties (other than borrowings). If borrowings exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

 (2) Purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For purposes of the limitations on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

 (3) With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

 (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

 (6) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

 (7) Issue senior securities, except as permitted under the 1940 Act.

 (8) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

     As a matter of non-fundamental policy, the Mid Cap Value Fund may not:

 (1) Purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

 (2) Purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

 (3) Invest more than 10% of the value of its total assets in securities of foreign issuers, provided that the limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

 (4) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of

     Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (5) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Money Market Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (7) Purchase or sell commodity contracts.

 (8) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Money Market Fund may not:

 (1) Invest more than 10% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repur-chase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Purchase any security which matures more than 13 months from the date of purchase.

 (5) Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Small Cap Growth Fund may not:

 (1) Make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (3) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

 (4) Borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge, assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (5) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

 (6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this State-ment of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (8) Make loans to other persons, except in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

     As a matter of non-fundamental policy, the Small Cap Growth Fund may not:

 (1) Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities.

 (2) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Small Cap Value Fund may not:

 (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the total Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

 (2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

 (3) Make loans to other persons except: (a) through the lending of the Fund's portfo-lio securities and provided that any such loans not exceed 33 1/3% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

 (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities and the securities of companies that deal in real estate).

 (5) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

     As a matter of non-fundamental policy, the Small Cap Value Fund may not:

 (1) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND") INVESTMENT RESTRICTIONS

     As a matter of fundamental policy, the Socially Responsible Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

 (9) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Socially Responsible Fund may not:

 (1) Invest more than 10% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or
     (iii) is
     rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

                              INVESTMENT PRACTICES

ADJUSTABLE RATE SECURITIES

     Certain of the Funds may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 day's notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

     Certain Funds may invest in inverse floaters, which are derivative fixed income or municipal securities. Inverse floaters may be issued by agencies or instrumentalities of the U.S. government or by private issuers including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters generally have greater volatility than other types of mortgage securities in which a Fund may invest. Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters are generally illiquid.

     Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates and at an accelerated rate. Such securities have the effect of providing a degree of investment leverage since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term debt obligations increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market value of fixed-rate securities.

ASSET-BACKED SECURITIES

     Certain Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

     Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

BANK OBLIGATIONS

     Each Fund, other than the Lifestyle Funds, may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 10% of its net assets (15% in the case of the International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Large Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     The Funds limit investments in foreign bank obligations to United States dollar-or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of VALIC or a Sub-adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. The Core Bond Fund may invest in the same types of bank obligations as the other



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Funds, but they must be U.S. dollar-denominated. Subject to a Fund's limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibility that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

     A Fund, subject to its investment restrictions, may borrow money. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     In addition to borrowing for temporary purposes, certain Funds may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by VALIC or a Sub-adviser in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings.

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction, a Fund sells a mortgage-related



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security, such as a security issued by the Government National Mortgage
Association ("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 1.0% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

BRADY BONDS

     The Domestic Bond Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including:
Argentina, Bulgaria, Ecuador, Mexico, Nigeria, the Philippines, Poland, Uruguay, and Venezuela.

     Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discounts bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors including residual risk and the history of defaults with



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respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

CONVERTIBLE SECURITIES

     Certain Funds may invest in convertible securities of foreign or domestic issuers. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund's ability to achieve its investment objectives.

     To the extent that convertible securities are intended by a Fund to be equity securities, the following equity quality criteria typically are considered: industry prospects (growth rate, competitive pressures, supply/demand characteristics), market valuations (including price-to-book ratios, price-earnings ratios and return on equity), company profile (suppliers, competitors, end-users and customers), discretionary cash flow and quality of management. To the extent that convertible securities are intended by a Fund to be fixed income securities, the quality criteria typically applied by the Fund to investments in fixed income securities (i.e., Moody's and S&P ratings) are applied.

EMERGING MARKETS

     Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     A further risk is that the existence of national policies may restrict a Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries



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may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

EURO CONVERSION

     Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which is known as the "euro." Each participating country supplemented its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EMU may elect to participate in the EMU and may supplement its existing currency with the euro.

EURODOLLAR OBLIGATIONS

     Certain Funds, in accordance with their investment objective(s), policies, and investment program, may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

     Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

     Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Series Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

     Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

     Certain Funds also may purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed income securities are linked.

FIXED INCOME SECURITIES

     Fixed income securities are considered high quality if they are rated at least A by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High quality fixed income securities are considered to have a very strong capacity to pay principal and interest. Fixed income securities are considered investment grade if they are rated, for example, at least Baa by Moody's or BBB by S&P or their equivalents by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade fixed income securities are regarded as having an adequate capacity to pay principal and interest. Lower rated securities, for example, Ba by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

     The maturity of fixed income securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term



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securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of fixed income securities, while an increase in interest rates generally reduces their value.

Lower Rated Fixed Income Securities

     Issuers of lower rated or non-rated securities ("high yield, high risk" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.

     A Fund may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

     Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Sub-adviser will monitor the issuers of lower rated fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity within the parameters of the Fund's investment policies. The Sub-adviser will not necessarily dispose of a portfolio security when its ratings have been changed.

Zero Coupon Fixed Income Securities

     The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund and the Domestic Bond Fund may invest in zero coupon fixed income securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest.

     Zero coupon fixed income securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     The discount on zero coupon fixed income securities ("original issue discount") must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to



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satisfy its corresponding Fund's distribution requirements.

     The market prices of zero coupon fixed income securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon fixed income securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     Custodial receipts issued in connection with zero coupon fixed income securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

Inflation-Indexed Bonds

     The Core Bond Fund, the Balanced Fund, the Domestic Bond Fund, the High Yield Bond Fund and the Strategic Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five or ten or thirty years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.



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     The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. See "Taxation" for information about the possible tax consequences of investing in inflation-indexed bonds.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of equity and fixed income securities, futures, and options. For example, a hybrid instrument may combine the characteristics of preferred stock and fixed income securities in the form of quarterly income preferred stock or trust-originated preferred stock. In other hybrid securities, the principal amount or interest rate may be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, no Fund will invest more than 5% of its assets in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Catastrophe Bonds

     The High Yield Bond Fund, the Strategic Bond Fund, the Balanced Fund, the Domestic Bond Fund and the Core Bond Fund may invest in "catastrophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore of off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.



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     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Foreign currency transactions used by certain of the Funds may be either:
(i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.

     A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

FOREIGN SECURITIES

     All Funds, other than the Lifestyle Funds, may invest in foreign securities. A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     Included within the definition of foreign securities are the following depository receipts: American Depository Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs). Depository receipts that are denominated in U.S. dollars are not considered foreign securities in determining compliance with the Mid Cap Value Fund's investment restrictions.

     ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. In addition, certain Funds may invest in other types of depositary securities such as international depository receipts, global depository shares, European depository shares and international depository shares.

     A Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad



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and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities). In addition, all the Funds, except the Lifestyle Funds, the Large Cap Growth Fund, the Large Cap Value Fund, and the Money Market Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions.

     Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

MONEY MARKET SECURITIES OF FOREIGN ISSUERS

     Foreign money market instruments utilized by certain of the Funds will be limited to: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

ILLIQUID SECURITIES

     The Funds will not invest more than 10% (15% in the case of the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund), of the value of their net assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% (or 15%) of the value of a Fund's net assets.

INTERNATIONAL BONDS

     Certain Funds also may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Euro Bonds"). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often



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trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. A Fund's investment in international bonds also may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

LENDING PORTFOLIO SECURITIES

     For purposes of realizing additional income, each Fund, except the Lifestyle Funds, may make secured loans of its portfolio securities. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company (the "Custodian"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. VALIC will monitor the activities of the Custodian as authorized by the Board of Trustees. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the SEC. While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.

     Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when the Custodian, as monitored by VALIC, considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

LOAN PARTICIPATIONS

     Loan participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

MORTGAGE-RELATED SECURITIES

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain of the Funds may also invest in fixed income securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

Mortgage Pass-Through Securities

     Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at

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maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities are GNMA, Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage ("FHLMC"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Series Company's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Certain Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, VALIC or a


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Sub-adviser determines that the securities meet the Series Company's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in VALIC's or the Sub-adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid (15% in the case of the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the MidCap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund.)

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     As an example of a CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

     Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed secu-

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rities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities

     Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

     CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities

     SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securi-


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ties even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

OPTIONS AND FUTURE CONTRACTS

Options on Securities and Securities Indices

     Each Fund, other than the Mid Cap Growth Fund, the International Growth Fund, the Lifestyle Funds and the Money Market Fund, may write covered call and put options on securities and securities indices. The Mid Cap Value Fund may write covered call options and purchase call options in related closing transactions only. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.

     To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.

     Certain Funds may write options on securities and securities indices. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.

     Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

     Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

     Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.

     Each Fund, except the Mid Cap Growth Fund, the Lifestyle Funds, the International Growth Fund, the International Value Fund, the Mid Cap Value Fund, and the Money Market Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. Certain


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Funds also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

     The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

     Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Large Cap Value Fund, the Small Cap Growth Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

Writing Covered Call and Put Options and Purchasing Call and Put Options

     All of the Funds, except the Mid Cap Growth Fund, the International Growth Fund, the Large Cap Growth Fund, the Lifestyle Funds and the Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. The Mid Cap Value Fund may write exchange-traded covered call options, but not put options in this connection. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.

     Certain Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a

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


hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.

     Each Fund, other than the Mid Cap Growth Fund, the International Growth Fund, the Lifestyle Funds and the Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. In this connection, the Mid Cap Value Fund may purchase exchange traded call options only.

     A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

     A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

     Unlisted options may be used by the Large Cap Value Fund, the Small Cap Growth Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."

     Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies

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


or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

Financial Futures Contracts

     Each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the Mid Cap Value Fund, the Lifestyle Funds and the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income and the Small Cap Growth Fund, the Large Cap Value Fund and the Large Cap Growth Fund may also write covered put options on stock index futures contracts. The Large Cap Value Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.

     Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

     An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

     Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the S&P Midcap 400, the Nikkei 225, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

     A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

     Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.


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


     Unlisted financial futures contracts, which may be purchased or sold only by the Large Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (or 15%) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts.

     When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with the Custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

     Certain Funds may hold financial futures contracts in accordance with their investment policies. A Fund may not adhere to its policy in circumstances where the Fund is required to invest a large cash infusion. In this circumstance the Fund's total invested position, including the security value of the financial futures contracts may not exceed 100% of the Fund's net assets.

     Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

Options on Financial Futures Contracts

     For bona fide hedging purposes, each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the Mid Cap Value Fund, the Lifestyle Funds and the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

     Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital require-


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


ments of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

Certain Additional Risks of Options and Financial Futures Contracts

     The use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

     To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

     The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

     Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

     There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

     Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a


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


Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore, it may have to liquidate other more advantageous investments to meet its cash needs.

     In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information -- Custody of Assets" in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.

     The success of a Fund in using hedging techniques depends, among other things, on VALIC's, or the Sub-adviser's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's or the Sub-adviser's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, VALIC, or the Sub-adviser will use financial futures contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

Limitations

     No Fund will enter into any financial futures contract or purchase any option thereon if, immediately thereafter, the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of the Socially Responsible Fund.

     In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

PERFORMANCE INDEXED PAPER

     Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

     Each Fund, other than the Lifestyle Funds and the Domestic Bond Fund, may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.

     Certain Funds also may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code (the "Code"). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

REPURCHASE AGREEMENTS

     Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Trustees. The underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs (Nationally Recognized Statistical Rating Organization) (except for the International Growth Fund, the International Value Fund, the Strategic Bond Fund and the High Yield Bond Fund, which may utilize foreign money market securities) and the seller must be a well established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, usually less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This result is a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

     The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Series Company's custodian collateral equal to any amount


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by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Trustees of the Series Company will evaluate the creditworthiness of all banks and broker-dealers with which the Series Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 10% of the value of that Fund's total assets (15% in the case of the International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund).

RULE 144A SECURITIES

     Each Fund, other than the Lifestyle Funds, may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Series Company, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund) of its net assets in illiquid securities. Excluded from the Funds' investment limitations, however, are any Rule 144A securities that have been determined to be liquid by the Board of Trustees, VALIC or the Sub-adviser pursuant to Board approved guidelines. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Series Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Series Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Series Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% (or 15%) of their net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund other than the Lifestyle Funds, may invest in Rule 144A securities (in accordance with each Fund's investment restrictions as listed in the prospectus) that have been determined to be liquid by Board approved guidelines.

SHORT SALES AND SHORT SALES AGAINST THE BOX

     Certain Funds may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. A Fund may also engage in short sales against the box, which involves selling a security the Fund



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holds in its portfolio for delivery at a specified date in the future. A Fund will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of the Fund's net assets (taken at market value).

SOVEREIGN DEBT OBLIGATIONS

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     A Fund will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

     Each of the International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Socially Responsible Fund and Balanced Fund may, consistent with its objectives, purchase Standard & Poor's Depository Receipts ("SPDR's"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Funds as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

     Investments in SPDRs are subject to the Funds' limitations on investments in investment companies.

STRUCTURED NOTES

     Structured notes are derivative fixed income securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, VALIC or a Sub-adviser will analyze these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.



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SWAP AGREEMENTS

     Certain Funds may enter into interest rate, index and currency exchange rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by VALIC or a Sub-adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on VALIC or a Sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have



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assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

TEMPORARY DEFENSIVE POSITION

     Under normal market conditions, none of the Funds other than the Money Market Fund, intends to have a substantial portion of its assets invested in cash or money market instruments. However, when VALIC or a Sub-adviser determines that adverse market conditions exist, certain of the Funds may adopt a temporary defensive position and invest entirely in cash, and money market instruments, including domestic bank obligations and repurchase agreements.

WARRANTS

     Certain Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

WHEN-ISSUED SECURITIES

     Each of the Funds except the Lifestyle Funds, the Money Market Fund and the Mid Cap Value Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

                               INVESTMENT ADVISER

     VALIC serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement with each Fund dated August 26, 1998, that was approved by the Board of Trustees on August 26, 1998. Under the Investment Advisory Agreement, each Fund pays VALIC an annual fee, payable monthly, based on its average daily net asset value.

     Pursuant to the Investment Advisory Agreement, the Series Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement



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investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Series Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Series Company may need to continue operations. The Investment Advisory Agreement provides that the Series Company pay all expenses not specifically assumed by VALIC under the Agreement. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates advisory fees, SEC filing fees, interest expenses and state filing fees, if any, to the Fund that incurs such charges and allocates all other expenses among the Funds based on the net assets of each Fund in relation to the net assets of the Series Company.

     The Investment Advisory Agreement requires that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreement requires VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Series Company's Board of Trustees of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Series Company.

     Pursuant to an Accounting Services Agreement dated August 26, 1998 ("Agreement"), VALIC provides accounting services to the Series Company. The Agreement provides that the Series Company will pay to VALIC an annual fee payable monthly based on average daily net assets for providing the accounting services. For the fiscal year ended August 31, 1999, the Series Company paid VALIC $30,278 for accounting services provided by VALIC.

     For the fiscal year ended August 31, 1999, the Series Company paid the following advisory fees to VALIC for each of the following Funds: International Growth Fund, $51,153; Large Cap Growth Fund, $60,346; Mid Cap Growth Fund, $43,155; Small Cap Growth Fund, $66,613; International Value Fund, $64,076; Large Cap Value Fund, $33,827; Mid Cap Value Fund, $54,453; Small Cap Value Fund, $43,369; Socially Responsible Fund, $19,258; Balanced Fund, $54,692; High Yield Bond Fund, $37,138; Strategic Bond Fund, $31,455; Domestic Bond Fund, $38,602; Core Bond Fund, $25,633; Money Market Fund, $17,307; Growth Lifestyle Fund, $6,654; Moderate Growth Lifestyle Fund, $7,522; Conservative Growth Lifestyle Fund, $6,345.

     The Investment Advisory Agreement may be continued with respect to any Fund if specifically approved, after the initial two year term, at least annually by
(a)(i) the Series Company's Board of Trustees or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned. The Investment Advisory Agreement may be terminated as to any Fund at any time by the Series Company's Board of Trustees, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally the Investment Advisory Agreement provides that VALIC shall not be liable to the Series Company, or any shareholder in the Series Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.



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                            INVESTMENT SUB-ADVISERS

     Pursuant to Investment Sub-advisory Agreements dated August 26, 1998 with each Sub-adviser, VALIC has engaged American General Investment Management, L.P. ("AGIM") to provide sub-advisory services to the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund. In addition, Capital Guardian Trust Company ("Capital Guardian") provides sub-advisory services for the International Value Fund, the Domestic Bond Fund and the Balanced Fund, Jacobs Asset Management provides sub-advisory services for the International Growth Fund, State Street Bank and Trust Company/State Street Global Advisors ("State Street Global Advisors") provides sub-advisory services for the Large Cap Value Fund, Goldman Sachs Asset Management ("GSAM") provides sub-advisory services for the Large Cap Growth Fund and Neuberger Berman Management Inc. ("NB Management") provides sub-advisory services for the Mid Cap Value Fund pursuant to separate Sub-advisory Agreements. Brown Capital Management, Inc. ("Brown Capital Management") provides sub-advisory services for the Mid Cap Growth Fund, Fiduciary Management Associates, Inc. ("FMA") provides sub-advisory services for a portion of the Small Cap Value Fund and J.P. Morgan Investment Management Inc. ("JP Morgan") provides sub-advisory services for the Small Cap Growth Fund pursuant to separate sub-advisory Agreements, as well. AGIM, Bankers Trust, Capital Guardian, Jacobs Asset Management, State Street Global Advisors, GSAM, NB Management, Brown Capital Management, FMA and JP Morgan (collectively, the "Sub-advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Funds to which these companies provide sub-advisory services (collectively, the "Sub-advised Funds").

     In selecting Sub-advisers, the Series Company's Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser, (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-adviser's personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

     The Series Company was issued an exemptive order by the SEC on September 9, 1998 for an exemption (the "Exemption") from certain provisions of the 1940 Act which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things; (1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in its Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "non-interested" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the initial shareholder of each Fund on August 26, 1998, consented to permit VALIC to terminate, replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.

     Pursuant to the Investment Sub-advisory Agreements and subject to VALIC's control, supervision and direction, the Sub-advisers will manage the investment and reinvestment of the assets, other than cash, of the Sub-advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-advised Funds. Further, the Sub-advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-advised Funds, accounts with brokers and dealers selected by the Sub-advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-advisers and VALIC.



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     The Investment Sub-advisory Agreements provide that the Sub-advisers will bear the expense of discharging their responsibilities.

     VALIC shall pay to AGIM, for the services rendered and expenses paid by AGIM, a monthly fee computed at the annual rate of 0.25% of the first $200 million, 0.20% of the next $300 million and 0.15% of average daily net asset values on the excess over $500 million of the Core Bond Fund, 0.35% of the first $200 million, 0.25% of the next $300 million and 0.20% of average daily net asset values over $500 million of the Strategic Bond Fund and 0.45% of the first $200 million, 0.35% of the next $300 million and 0.30% of average daily net asset values over $500 million of the High Yield Bond Fund.

     VALIC shall pay to Brown Capital Management, for the services rendered to the Mid Cap Growth Fund and expenses paid by Brown Capital Management, a monthly fee computed at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million.

     VALIC shall pay to Capital Guardian, for the services rendered and expenses paid by Capital Guardian, a quarterly fee computed at the annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% of average daily net assets values on the excess over $250 million of the International Value Fund, 0.35% of the first $50 million, 0.20% of the next $50 million, 0.18% of the next $200 million and 0.15% of average daily net asset values on the excess over $300 million of the Domestic Bond Fund and 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million of the Balanced Fund. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million and a 12.5% discount to all fees if total fees exceed $12 million.

     VALIC shall pay to FMA, for the services rendered to the portion of the Small Cap Value Fund that it manages and expenses paid by FMA, a monthly fee computed at the annual rate of 0.50% of the first $50 million and 0.40% of average daily net asset values on the excess over $50 million.

     VALIC shall pay to GSAM, for the services rendered to the Large Cap Growth Fund and expenses paid by GSAM, a monthly fee computed at the annual rate of 0.30% of average daily net asset values of the Large Cap Growth Fund.

     VALIC shall pay to J.P. Morgan, for the services rendered to the Small Cap Growth Fund and expenses paid by JP Morgan, a monthly fee computed at the annual rate of 0.60% of average daily net asset values of the Small Cap Growth Fund.

     VALIC shall pay to Jacobs Asset Management, for the services rendered to the International Growth Fund and expenses paid by Jacobs Asset Management, a monthly fee computed at the annual rate of 0.65% of the first $100 million and 0.55% of average daily net asset values on the excess over $100 million.

     VALIC shall pay to NB Management, for the services rendered to the Mid Cap Value Fund and expenses paid by NB Management, a monthly fee computed at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of average daily net asset values on the excess over $750 million.

     VALIC shall pay to State Street Global Advisors, for the services rendered to the Large Cap Value Fund and expenses paid by State Street, a monthly fee computed at the annual rate of 0.25% of average daily net asset values of the Large Cap Value Fund, but in no event less than $50,000 per year.

     The Investment Sub-advisory Agreements may be continued with respect to any of the Funds if approved, after the initial two year term, at least annually by the vote of the Series Company's Board of Trustees who are not parties to the Investment Sub-advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Series Company's Board of Trustees or a majority of the relevant Fund's outstanding voting securities.

     Subject to the Exemption, the Investment Sub-advisory Agreements may be terminated at any time by VALIC, the relevant Sub-adviser, the Se-



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ries Company's Board of Trustees, or by vote of a majority of the outstanding voting securities of the relevant Sub-advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.

     The Investment Sub-advisory Agreements provide that the Sub-advisers shall not be liable to VALIC, the Series Company or to any shareholder of the Series Company for any act or omission in rendering services under the Investment Sub-advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-advisers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As investment adviser to the Series Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-advisers in selecting brokers or dealers to handle transactions for the Sub-advised Funds. The Sub-advisers may employ affiliated brokers for portfolio transactions under circumstances described in the Prospectus under the heading "About the Series Company's Management."

     Virtually all of the over-the-counter transactions by the actively managed portion of the Small Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund and the Mid Cap Growth Fund, are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The International Value Fund, the Mid Cap Value Fund, and the Socially Responsible Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The International Growth Fund, the Balanced Fund, the Mid Cap Growth Fund, the Small Cap Value Fund, and the Large Cap Value Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Series Company normally enters into principal transactions directly with the issuer or the market-maker.

     When the Series Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Series Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Series Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.

     In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Series Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Series Company with brokerage and research services, described below.

     The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.

     The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.

     The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.

     The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Series Company. The Advisers will not cause the Series Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

     The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Series Company's Board of Trustees.

     For the fiscal year ended August 31, 1999, the Series Company paid the following brokerage commissions for each of the following Funds: Balanced Fund, $8,381; International Growth Fund, $42,589; International Value Fund, $25,375; Large Cap Growth Fund, $16,448; Large Cap Value Fund, $11,843; Mid Cap Growth Fund, $10,081; Mid Cap Value Fund, $45,395; Small Cap Growth Fund, $12,012; Small Cap Value Fund, $23,628; Socially Responsible Fund, $6,662.

     Following are those Funds for which brokerage commissions were paid to brokers selected on the basis of the quality of the execution together with research services provided to VALIC or a Sub-Adviser along with the commissions
paid and the related transaction totals: Balanced Fund, $          ,
$          ; International Growth Fund, $          , $          ; International
Value Fund, $          , $          ; Large Cap Growth Fund, $16,691,
$          ; Large Cap Value Fund, $          , $          ; Mid Cap Growth
Fund, $          , $          ; Mid Cap Value Fund, $          , $          ;
Small Cap Growth Fund, $          , $          ; Small Cap Value Fund,
$          , $          ; Socially Responsible Fund, $          , $          .

     Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Series Company's Board of Trustees. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.

     For the fiscal year ended August 31, 1999, the Series Company paid the following brokerage com-
missions to affiliated brokers for each of the
following Funds: Balanced Fund, $          to           ; International Growth
Fund, $          to           ; International Value Fund, $          to
          ; Large Cap Growth Fund, $          to           ; Large Cap Value
Fund, $          to           ; Mid Cap Growth Fund, $          to           ;
Mid Cap Value Fund, $          to           ; Small Cap Growth Fund, $
to           ; Small Cap Value Fund, $          to           ; Socially
Responsible Fund, $          to           .


                OFFERING, PURCHASE AND REDEMPTION OF FUND SHARES

     Pursuant to a Distribution and Service Agreement, the Distributor acts without remuneration as the Series Company's agent in the distribution of Fund Shares to registered and unregistered separate accounts of VALIC and its affiliates. The Distributor's address is the same as that of VALIC.

     The Distribution and Service Agreement between the Distributor and the Series Company provides that it shall continue in force from year to year, after the initial two year term, provided that such continuance is approved at least annually (a)(i) by the Board of Trustees of the Series Company, or (ii) by vote of a majority of the Series Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Series Company's Trustees who are not 'interested persons' (as defined in the 1940 Act) of the Series Company by votes cast in person at a meeting called for such purpose. The distribution and service agreement may be terminated at any time, without penalty, by a vote of the Board of Trustees of the Series Company or by a vote of a majority of the outstanding voting securities of the Series Company, or by the Distributor, on sixty days' written notice to the other party. The distribution and service agreement also automatically terminates in the event of an assignment.

     Pursuant to the Distribution and Service Agreement the Distributor pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Series Company (after typesetting and printing the copies required for regulatory filings by the Series Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses the Distributor for these expenses. Thus all such expenses incurred by the Distributor are passed directly on to VALIC, its parent. The Series Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.

     As explained in the prospectus for the Contracts, payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, the Series Company redeems Fund shares within seven days of receipt of request therefor, but may postpone redemptions beyond seven days when: (1) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (2) an emergency exists making disposal or valuation of a Fund's assets not reasonably practicable; or (3) the SEC has so permitted by order for the protection of the Series Company's shareholders.

     The Series Company normally redeems Fund shares for cash. Although the Series Company, with respect to each Fund, may make full or partial payment by assigning to investors, Series Company portfolio securities at their value used in determining the redemption price (i.e. by redemption-in-kind), the Series Company, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, the Series Company has committed itself to pay investors, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of the Series Company's net asset value. The securities to be paid in-kind to an investor will be selected in such manner as the Board of Trustees deems fair and equitable. In such cases, investors would incur brokerage expenses should they wish to liquidate these portfolio securities.

     All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund's outstanding shares at such time.

                        DETERMINATION OF NET ASSET VALUE

     Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.

     Publicly-traded corporate bonds are valued at prices obtained from Merrill Lynch Pierce Fenner & Smith and Interactive Data Corporation.

     Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

     Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

     Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Series Company's Board of Trustees, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

     Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

     Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

     Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

     All of the assets of the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Series Company's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                 CALCULATION OF YIELD FOR THE MONEY MARKET FUND

     The yield of the Money Market Fund is its net income expressed as a percentage of assets on an annualized basis for a seven day period. Rule 482 under the 1933 Act requires that a yield quotation set forth in an advertisement for a money market fund be computed by a standardized method based on an historical seven calendar day period. The current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and then dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7) to annualize the yield figure. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and any fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The Money Market Fund may also calculate its compound effective yield by compounding the unannualized base period return (calculated as described above) by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted by the Money Market Fund at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Money Market Fund's portfolio, their quality and length of maturity, and the Money Market Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. In other words, the portfolio has an average maturity for all of its issues, stated in numbers of days and weighted according to the relative value of each investment.

     The yield fluctuates daily as the income earned on the investments of the Money Market Fund fluctuates. Accordingly, neither the Series Company nor VALIC can assure the yield quoted on any given occasion will remain constant for any period of time. For example, the Money Market Fund's yield will change if it experiences a net inflow of new assets which it then invests in securities whose yield is higher or lower than that being currently earned on investments. Investments in the Money Market Fund are not insured and investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. In addition, other money market funds as well as banks and savings and loan associations may calculate their yields on a different basis and the yield quoted by the Money Market Fund from time-to-time could vary upwards or downwards if another method of calculation or base period were used.


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

                          ACCOUNTING AND TAX TREATMENT

CALLS AND PUTS

     When a Fund writes a call or put option, an amount equal to the premium received by it is included in that Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded. If a call option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and proceeds from such sale are increased by the premium originally received.

     The premium paid by a Fund for the purchase of a put option is included in the asset section of its Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded. If a put option which a Fund has purchased expires unexercised it realizes a capital loss equal to the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

FINANCIAL FUTURES CONTRACTS

     Accounting for financial futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made upon entering into financial futures contracts will be recognized as assets due from the FCM (the Fund's agent in acquiring the futures position). During the period the financial futures contract is open, changes in the value of the contract will be recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation (or maintenance) margin payments will be made or received, depending upon whether gains or losses are incurred. Financial futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes (that is, treated as having been sold at market value).

SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986

     Each Fund of the Series Company intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund must meet several requirements to obtain and maintain its status as a regulated investment company. Among these requirements are that: (i) at least 90% of a Fund's gross income be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; and (ii) at the close of each quarter of a Fund's taxable year (a) at least 50% of the value of the Fund's assets consist of cash, government securities, securities of other regulated investment companies and other securities (such other securities of any one issuer being not greater than 5% of the value of a Fund and the Fund holding not more than 10% of the outstanding voting securities of any such issuer) and (b) not more than 25% of the value of a Fund's assets be invested in the securities of any one issuer (other than United States government securities or securities of other regulated investment companies). Each Fund of the Series Company is treated as a separate entity for federal income tax purposes.

     The Internal Revenue Service ("Service") has ruled publicly that an exchange-traded call option is a security for purposes of the 50% of assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. It has ruled privately (at the request of a taxpayer other than the Series Company) that income from closing financial futures contracts is considered gain from a disposition of securities for purposes of the 90% of gross income test. However, since taxpayers other than the taxpayer requesting a particular private ruling are not

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

entitled to rely on such ruling, the Series Company intends to keep its Funds' activity in futures contracts and options at a low enough volume such that gains from closing futures contracts will not exceed 10% of a Fund's gross income until the Service rules publicly on the issues or the Series Company is otherwise satisfied that those gains are qualifying income.

     If a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as a ordinary corporation on its taxable income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge of 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated in order to qualify as a regulated investment company in a subsequent year).

SECTION 817(h) OF THE CODE

     Each of the Funds intends to comply with Section 817(h) of the Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract Owner to the extent of appreciation on investment under the Contract.

     The Section 817(h) diversification requirements do not apply to pension plan contracts. "Pension plan contracts" for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Accounts, Individual Retirement Annuities and annuities issued with respect to Section 457 plans.

     The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner's control of the investments of the separate accounts investing in the Series Company may cause the Contract Owner to be taxable with respect to assets allocated to the separate account, before distributions are actually received under the Contract.

     In order to comply with the requirements of Section 817(h) and the regulations thereunder, the Series Company may find it necessary to take action to ensure that a Contract funded by the Series Company continues to qualify as such under federal tax laws. The Series Company, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund, and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the SEC, to the extent legally required.

     It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by the Series Company should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

     Annual Reports containing audited financial statements of the Series Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS

     The Series Company was organized under the laws of the state of Delaware as a business trust, and presently is authorized to sell 18 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. VALIC, as the initial sole shareholder of each of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

     Each outstanding share has one vote on all matters that shareholders vote on. Participants vote on these matters indirectly by voting their units. The way participants vote their units depends on their contract. See the contract prospectus for specific details. When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.

     VALIC, as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

     Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above; and (c) to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

     The Series Company will assist in shareholder communications.

     VALIC's ownership of more than 25% of the outstanding shares may result in VALIC's being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders and contract owners.

     As of August 31, 1999, VALIC Separate Account A owned of record the following percentage of the outstanding shares of each Fund (only Funds of which VALIC owned of record at least 5% are shown): 25.94% of the American General Balanced Fund, 19.82% of the American General Conservative Growth Lifestyle Fund, 6.08% of the American General Domestic Bond Fund, 24.66% of the American General Growth Lifestyle Fund, 4.59% of the American General International Growth Fund, 59.19% of the American General Large Cap Growth Fund, 6.54% of the American General Large Cap Value Fund, 9.59% of the American General Mid Cap Growth Fund, 17.99% of the American General Mid Cap Value Fund, 40.27% of the American General Moderate Growth Lifestyle Fund, 46.57% of the American General Money Market Fund, 28.42% of the American General Small Cap Growth Fund, 33.86% of the American General Socially Responsible Fund.

CUSTODY OF ASSETS

     Pursuant to a Custodian Contract with the Series Company, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Series Company as custodian.

     The Custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Series Company, and performing other administrative duties, all as directed by persons authorized by the Series Company. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Series Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of the

Custodian and may be entered into the book entry systems of securities depositories approved by the Board of Trustees. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Trustees, in accordance with regulations under the 1940 Act.

     The Custodian holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

     This arrangement regarding margin deposits essentially consists of the Custodian creating a separate segregated account into which it transfers (upon the Series Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Series Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Series Company and the FCMs or brokers. The Series Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of the Custodian until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets not otherwise be pledged or encumbered by the FCM or broker, (3) that when requested by the Series Company the FCM or broker will cause the Custodian to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Series Company's obligations to the FCM or broker under the terms of such agreement.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with the Custodian, as appropriate.

INDEPENDENT AUDITORS

     Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent auditors of the Series Company.

TRANSFER AGENT

     VALIC serves as the Series Company's transfer agent, shareholder service agent and dividend disbursement agent. VALIC performs these service at cost.

                        MANAGEMENT OF THE SERIES COMPANY

     The Board of Trustees manages the business activities of the Series Company in accordance with Series Company's Declaration of Trust and Applicable Delaware Law. The Board elects officers who are responsible for the day-to-day operations of the Series Company and who execute policies formulated by the Board. The names and ages of the Trustees and officers of the Series Company, their address, present positions and principal occupations during the past five years are set forth below:

               NAME                  POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
           AND ADDRESS                WITH REGISTRANT                DURING PAST 5 YEARS
           -----------               ----------------              -----------------------
Thomas L. West, Jr.*..............  Chairman of the      Formerly Chairman of the Board, VALIC and
2929 Allen Parkway                  Board and Trustee    American General Annuity Insurance Company
Houston, Texas 77019                since 1998,          ("AGAIC") (1999-Present) and Vice Chairman
Date of Birth: 06/07/37             President (1998-     and Group Executive, Retirement Services,
                                    1999)                American General Corporation ("American
                                                         General") (1998-Present). Formerly, Chairman
                                                         and Chief Executive Officer of VALIC
                                                         (1998-1999); President of VALIC
                                                         (1994-1998).(1)
Kent E. Barrett*..................  Executive Vice       Executive Vice President and Chief Financial
2929 Allen Parkway                  President and        Officer, VALIC and AGAIC (1999-Present),
Houston, Texas 77019                Trustee since 1999   Executive Vice President and Chief Financial
Date of Birth: 09/20/56                                  Officer, American General Life & Accident
                                                         Insurance Company ("AGLA") (1998-1999),
                                                         Senior Vice President -- Finance and
                                                         Treasurer, AGLA (1997-1998), Senior Vice
                                                         President-Controller and Treasurer, AGLA
                                                         (1994-1997).(1)
Dr. Judith L. Craven..............  Trustee since 1998   Retired Administrator. Formerly, President,
3212 Ewing Street                                        United Way of Texas Gulf Coast (1992-1998).
Houston, Texas 77004                                     Director, Houston Branch, Federal Reserve
Date of Birth: 10/06/45                                  Bank of Dallas (1992-Present), Compaq
                                                         Computer Corporation (1998-Present), Luby's
                                                         Inc. (1998-Present), A.H. Belo Corporation
                                                         (journalism, TV and radio) (1993-Present),
                                                         and Sysco Corporation (marketing and
                                                         distribution of food) (1996-Present).
                                                         Formerly, Director, Sisters of Charity of
                                                         Incarnate Word (1996-1999).(1)
Dr. Timothy J. Ebner..............  Trustee since 1998   Professor and Head, Department of
17994 NW Union Blvd.                                     Neuroscience and Visscher Chair of
Elk River, Minnesota 55330                               Physiology (1998-Present), Professor,
Date of Birth: 07/15/49                                  Departments of Neurosurgery and Physi-
                                                         ology, and Director, Graduate Program in
                                                         Neuroscience, University of Minnesota
                                                         (1991-1999). Formerly, Consultant to EMPI
                                                         Inc. (manufacturing of medical products)
                                                         (1994-1995) and Medtronic Inc. (manufacturer
                                                         of medical products) (1997-1998).(1)
Judge Gustavo E.
  Gonzales, Jr....................  Trustee since 1998   Municipal Court Judge, Dallas, Texas
3731 Gilbert Ave. A                                      (1995-Present); Director, Downtown Dallas
Dallas, Texas 75219                                      YMCA Board (1996-Present); Director, Dallas
Date of Birth: 07/27/40                                  Easter Seals Society (1997-Present).
                                                         Formerly, private attorney (litigation)
                                                         (1980-1995).(1)

               NAME                  POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
           AND ADDRESS                WITH REGISTRANT                DURING PAST 5 YEARS
           -----------               ----------------              -----------------------
Dr. Norman Hackerman..............  Trustee since 1998   Chairman -- Scientific Advisory Board for
2001 Pecos Street                                        The Robert A. Welch Foundation
Austin, Texas 78703                                      (1983-Present), Director, Electrosource,
Date of Birth: 03/02/12                                  Inc. (develops, manufactures and markets
                                                         energy storage products), President
                                                         Emeritus, Rice University, Houston, Texas.
                                                         Formerly, President, Rice University,
                                                         Houston, Texas (1970-1985), Professor
                                                         Emeritus, University of Texas, Austin, Texas
                                                         (1970-1985).(1)
Alice T. Kane*....................  President and        President of American General Fund Group
One Maiden Lane                     Trustee since 1999   (1999- Present). Formerly, Executive Vice
New York, New York                                       President, American General Investment
Date of Birth: 01/16/48                                  Management, L.P. (1998-99). Formerly,
                                                         Executive Vice President, New York Life
                                                         Insurance Company (1994-1998). President of
                                                         other investment companies advised by
                                                         VALIC.(1)
Dr. John Wm. Lancaster............  Trustee since 1998   Pastor Emeritus and Director of Planned
4624 Braeburn                                            Giving, First Presbyterian Church, Houston,
Bellaire, Texas 77401                                    Texas (1996- Present). Formerly, Pastor,
Date of Birth: 12/15/23                                  First Presbyterian Church, Houston, Texas
                                                         (1961-1990).(1)
Ben H. Love.......................  Trustee since 1998   Retired. Formerly, Director, Mid-American
4407 Eaton Circle                                        (waste products) (1993-1997) and Chief
Colleyville, Texas 76034                                 Executive, Boy Scouts of America.
Date of Birth: 09/26/30                                  (1985-1993).(1)
Dr. John E. Maupin, Jr............  Trustee since 1998   President, Meharry Medical College,
Meharry Medical College                                  Nashville, Tennessee (1994-Present),
1005 D.B. Todd Blvd.                                     Nashville Advisory Board Member, First
Nashville, Tennessee 37208                               American National Bank (1996-Present),
Date of Birth: 10/28/46                                  Director, Monarch Dental Corporation
                                                         (1997-Present), LifePoint Hospitals, Inc.
                                                         (1998-Present). Formerly, Executive Vice
                                                         President, Morehouse School of Medicine,
                                                         Atlanta, Georgia (1989-1994).(1)
Dr. F. Robert Paulsen.............  Trustee since 1998   Dean and Professor Emeritus, University of
2801 N. Indian Ruins                                     Arizona, Tucson, Arizona. Formerly, Dean and
Tucson, Arizona 85715                                    Professor, University of Connecticut,
Date of Birth: 07/05/22                                  Storrs, Connecticut and Carnegie Fellow,
                                                         University of Michigan, Ann Arbor,
                                                         Michigan.(1)

---------------

 * Interested persons of the Series Company as defined in the 1940 Act specifically because of their capacity as officers, directors or consultants of the Series Company, VALIC or American General Corporation.

(1) A Director or Trustee of American General Series Portfolio Company ("AGSPC") and American General Series Portfolio Company 2 ("AGSPC 2"), each an open-end investment company, and USLife Income Fund, Inc., a closed-end investment company, for which VALIC serves as the investment adviser.

     Trustees who are not interested persons of the Series Company receive an annual retainer of $6,200. In addition, such Trustees are paid per board meeting, committee meeting, and telephone meeting, a fee of $1,000, $250 and $250, respectively, plus expenses incurred, if any.

     Listed below are the Series Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019, except for Ms. Kane who is located at 125 Maiden Lane, New York, New York 10038. Each officer serves until his or her successor is elected and shall qualify. Each officer serves in the same or a similar capacity to AGSPC and AGSPC2, open-end investment companies which are managed by VALIC.

                                     POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
               NAME                   WITH REGISTRANT                DURING PAST 5 YEARS
               ----                  ----------------              -----------------------
John E. Arant.....................  Executive Vice       Executive Vice President -- VALIC Sales
Date of Birth: 09/07/44             President since      (1998- Present) and Senior Vice President
                                    1998                 (1998), VALIC and AGAIC. Chairman and
                                                         President, the Distributor (1998-Present).
Peter V. Tuters...................  Senior Investment    Executive Vice President, Trading and
Date of Birth: 04/18/52             Officer since 1998   Portfolio Management, AGIM (1998-Present);
                                                         Vice President and Investment Officer
                                                         (1998-Present), Vice President and Chief
                                                         Investment Officer (1993-1998), VALIC and
                                                         AGAIC (1998-Present). Formerly Director,
                                                         VALIC, Senior Vice President and Chief
                                                         Investment Officer, American General Corpo-
                                                         ration (1993-1998).
Teresa S. Moro....................  Vice President and   Trader -- VALIC. Formerly, Money Market
Date of Birth: 08/14/60             Investment Officer   Trader, VALIC (1986-1990).
                                    since 1998
William Trimbur, Jr...............  Vice President and   Portfolio Manager, VALIC. Formerly, Second
Date of Birth: 06/15/51             Investment Officer   Vice President, VALIC (1985-1990);
                                    since 1998           Controller, VALIC (1985-1986); Assistant
                                                         Controller, VALIC (1982-1985) and Assistant
                                                         Treasurer, VALIC (1982-1986).
Maruti D. More....................  Vice President --    Vice President, Investments, VALIC
Date of Birth: 02/02/44             Investments since    (1998-Present), Portfolio Manager, American
                                    1998                 General Corporation (1996-1998). Formerly,
                                                         Managing Director, Marketable Securities,
                                                         Paul Revere Investment Management
                                                         Corporation (1993-1995); Senior Portfolio
                                                         Manager, Dewey Square Investors; Invest-
                                                         ment Vice President, New York Life Insurance
                                                         Company.
Cynthia A. Toles..................  Vice President and   Senior Vice President, General Counsel and
Date of Birth: 03/28/51             Secretary since      Secretary, VALIC and AGAIC (1998-Present).
                                    1998                 Director and Secretary, the Distributor.
                                                         Formerly, Senior Associate General Counsel &
                                                         Secretary, VALIC (1990-1998); Vice
                                                         President, Associate General Counsel &
                                                         Secretary, VALIC (1988-1989); Second Vice
                                                         President, Associate General Counsel and As-
                                                         sistant Secretary, VALIC (1986-1988);
                                                         Assistant Vice President, Assistant General
                                                         Counsel and Assistant Secretary, VALIC
                                                         (1983-1986).
Gregory R. Seward.................  Treasurer since      Vice President -- Variable Product
Date of Birth: 06/27/56             1998                 Accounting, AGIM; (1998-Present) Assistant
                                                         Controller, VALIC (1991-1998) and AGAIC
                                                         (1998-Present).

                                     POSITION(S) HELD              PRINCIPAL OCCUPATION(S)
               NAME                   WITH REGISTRANT                DURING PAST 5 YEARS
               ----                  ----------------              -----------------------
Kathryn A. Pearce.................  Controller since     Associate Director of Fund Accounting, AGIM
Date of Birth: 02/05/47             1998                 (1996-Present). Formerly,
                                                         Supervisor -- Mutual Fund Accounting, Van
                                                         Kampen American Capital, Inc. (1977-1996).
Pauletta P. Cohn..................  Vice President       Associate General Counsel and Assistant
Date of Birth: 06/06/48             since 1999           Secretary, American General Life Companies
                                                         (1998-Present), Senior Attorney, American
                                                         General (1993-1998).
Nori L. Gabert....................  Vice President and   Associate General Counsel, VALIC (1997-Pre-
Date of Birth: 08/15/53             Assistant Secretary  sent). Formerly, Of Counsel, Winstead
                                    since 1998           Sechrest & Minick P.C. (1997); Vice
                                                         President and Associate General Counsel of
                                                         Van Kampen American Capital, Inc.
                                                         (1981-1996).
Cynthia A. Gibbons................  Assistant Vice       Senior Compliance Analyst, VALIC (1996-
Date of Birth: 12/06/67             President since      Present).
                                    1998
Jaime M. Sepulveda................  Assistant Treasurer  Director -- Variable Product Accounting and
Date of Birth: 01/09/52             since 1998           Financial Reporting, AGIM (1998-Present).
                                                         Formerly, Accounting Manager, Metro
                                                         Networks, Inc. (1997-1998); Controller and
                                                         Investment Officer, Port of Houston
                                                         Authority (1994-1997).
Donna L. Hathaway.................  Assistant            Manager -- Variable Product Accounting,
Date of Birth: 09/17/64             Controller since     AGIM. Formerly, Gas Revenue Accountant,
                                    1998                 Texaco Inc.; Accounting Manager, Hewitt
                                                         Associates, LLC; Revenue Accounting Manager,
                                                         Trans Texas Gas.
Heriberto Valdez..................  Assistant Treasurer  Associate Director -- Mutual Fund
Date of Birth: 04/25/57             since 1999           Accounting, AGIM (1999-Present), Manager,
                                                         Mutual Fund Accounting (1998-1999),
                                                         Manager -- Variable Product Accounting
                                                         (1997-1998), Staff Accountant -- Variable
                                                         Product Division (1989-1997), VALIC.
Gregory R. Kingston...............  Assistant Treasurer  Vice President, Fund Accounting, AGIM
Date of Birth: 06/27/56             since 1999           (October 1999). Formerly, Assistant
                                                         Treasurer, First Investor Management Company
                                                         (1994-1999).

     The officers conduct and supervise the daily business operations of the Series Company, while the trustees, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.

     The Series Company has an Audit Committee. The Series Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Love, Maupin and Paulsen. The Audit Committee recommends to the Board the selection of independent auditors for the Series Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Series Company's financial statements or books of account. The Series Company does not have a standing nominating or compensation committee.

     The nine trustees of the Series Company who are not affiliated with VALIC are each paid annual trustees' fees and are reimbursed for certain out-of-pocket expenses by the Series Company.

     The trustees and officers of the Series Company and members of their families, as a group, beneficially owned less than 1% of the shares of beneficial interest of each Fund outstanding as of the commencement of operations.

COMPENSATION OF TRUSTEES AND CERTAIN OFFICERS

     The following table sets forth information regarding the estimated compensation and benefits to be earned by the Trustees for the fiscal year ending August 31, 1999.

                               COMPENSATION TABLE
                       FISCAL YEAR ENDING AUGUST 31, 1999

                                                                         PENSION OR
                                                                         RETIREMENT
                                                                          BENEFITS            TOTAL
                                                        AGGREGATE        ACCRUED AS       COMPENSATION
                                                       COMPENSATION       PART OF           FROM FUND
                                                           FROM        SERIES COMPANY      COMPLEX(4)
NAME OF PERSON, POSITION(1)                           SERIES COMPANY      EXPENSES      PAID TO TRUSTEES
---------------------------                           --------------   --------------   -----------------
Kent E. Barrett, Trustee(2).........................     $     0                NA           $     0
Dr. Judith Craven, Trustee..........................     $ 8,644                NA           $44,225
Dr. Timothy Ebner, Trustee..........................     $ 8,611                NA           $43,725
Judge Gustavo Gonzales, Trustee.....................     $ 8,645                NA           $44,475
John A. Graf, Former Trustee(3).....................     $     0                NA           $     0
Dr. Norman Hackerman, Trustee.......................     $11,003                NA           $60,932
Alice T. Kane, Trustee(2)...........................     $     0                NA           $     0
Dr. John Wm. Lancaster, Trustee.....................     $11,220                NA           $61,682
Ben L. Love, Trustee................................     $11,285                NA           $61,932
Dr. John Maupin, Trustee............................     $ 8,568                NA           $43,725
Dr. F. Robert Paulsen, Trustee......................     $11,220                NA           $61,682
Craig R. Rodby, Former Trustee(3)...................     $     0                NA           $     0
Dr. R. Miller Upton, Trustee........................     $11,220                NA           $61,682
Thomas L. West, Jr., Chairman.......................     $     0                NA           $     0

---------------

(1) Messrs. Barrett, Graf, Rodby and West and Ms. Kane are affiliated persons of VALIC and are not eligible for compensation or retirement benefits from the Fund.

(2) Ms. Kane and Mr. Barrett were elected by the Board on July 27, 1999 to serve as Trustees of the Fund.

(3) Messrs. Rodby and Graf resigned as Trustees of the Fund on April 19, 1999 and July 26, 1999, respectively.

(4) The Fund is part of a fund complex which also includes AGSPC, AGSPC2 and USLIFE Income Fund, Inc.

                              FINANCIAL STATEMENTS

                                   [to come]

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3

                           PART C.  OTHER INFORMATION


ITEM 23.  EXHIBITS



     1.  (a)  1. Agreement and Declaration of Trust(1)
              2. Amendment to Agreement and Declaration of Trust(2)

         (b)  Certificate of Designation For:
                 (1) American General International Growth Fund(1)
                 (2) American General Large Cap Growth(1)
                 (3) American General Mid Cap Growth Fund(1)
                 (4) American General Small Cap Growth Fund(1)
                 (5) American General International Value Fund(1)
                 (6) American General Large Cap Value Fund(1)
                 (7) American General Mid Cap Value Fund(1)
                 (8) American General Small Cap Value Fund(1)
                 (9) American General Socially Responsible Fund(1)
                 (10) American General Balanced Fund(1)
                 (11) American General High Yield Bond Fund(2)
                 (12) American General Strategic Bond Fund(2)
                 (13) American General Domestic Bond Fund(1)
                 (14) American General Core Bond Fund(2)
                 (15) American General Money Market Fund(1)
                 (16) American General Growth Lifestyle Fund(1)
                 (17) American General Moderate Growth Lifestyle Fund(1)
                 (18) American General Conservative Growth Lifestyle Fund(1)
                 (19) American General S&P 500 Index Fund(1)
                 (20) American General Mid Cap Index Fund(1)
                 (21) American General Small Cap Index Fund(1)
         (c)  Certificate of Termination For:
                 (1) American General S&P 500 Index Fund(2)
                 (2) American General Mid Cap Index Fund(2)
                 (3) American General Small Cap Index Fund(2)

     2.  Bylaws(1)

     3.  Not Applicable

     4.  Not Applicable

     5.  (a) Investment Advisory Agreement between the Registrant and The Variable
         Annuity Life Insurance Company ("VALIC")(2)
         (b) Form of Investment Sub-Advisory Agreements between VALIC and each
         Sub-Adviser on behalf of the following Funds:
                 (1) American General International Growth Fund(2)
                 (2) American General Large Cap Growth(2)
                 (3) American General Mid Cap Growth Fund(2)
                 (4) American General Small Cap Growth Fund(2)
                 (5) American General International Value Fund, American General
                 Balanced Fund and American General Domestic Bond Fund(2)
                 (6) American General Large Cap Value Fund(2)
                 (7) American General Mid Cap Value Fund(2)
                 (8) American General Small Cap Value Fund(2)
                 (9) American General High Yield Bond Fund, American General
                 Strategic Bond Fund and American General Core Bond Fund(2)

     6.  Form of Distribution Agreement between the Registrant and The Variable
         Annuity Marketing Company ("VAMCO)"(2)

     7.  Not Applicable

     8.  (a) Form of Custodian Agreement between Registrant and State Street Bank and
         Trust Company(2)
         (b) Form of Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company(2)

     9.  (a) Form of Transfer Agency and Services Agreement between Registrant and
         The Variable Annuity Life Insurance Company(2)
         (b) Form of Data Access Services Agreement between Registrant and State
         Street Bank and Trust Company(2)
         (c) Form of Accounting Services Agreement between Registrant and The
         Variable Annuity Life Insurance Company(2)
         (d) Form of Administrative Services Agreement among Registrant and VALIC(2)

    10.  Not Applicable

    11.  Not Applicable

    12.  Not Applicable

    13.  Subscription Agreements(2)

    14.  Not Applicable

    15.  Not Applicable

    16.  Not Applicable

    17.  Not Applicable

    18.  Not Applicable

    19.  (a) Powers of Attorney for Messrs. West, Rodby, Graf, Hackman, Lancaster,
         Paulsen, Upton and Love.(1)

         (b) Powers of Attorney for Messrs. Ebner, Gonzales and Maupin and Ms.
         Craven.(2)


---------------

1 Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on July 6, 1998 (File No. 333-53589).

2 Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on September 2, 1998 (File No. 333-53589).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



     No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is, or will be, owned by VALIC, a Texas life insurance corporation, VALIC Separate Account A, a separate account of VALIC which is registered as a unit investment trust under the Investment Company Act of 1940 (File No. 811-3240/33-75292).

ITEM 25.  INDEMNIFICATION



     Incorporated herein by reference to Pre-Effective Amendment Number 2 to the Registrant's Form N-1A Registration Statement filed with the Securities and Exchange Commission on September 2, 1998 (File No. 333-53589/811-08789).



ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     See "About the Series Company Management" in Part A and "Investment Adviser" and "Investment Sub-Advisers" in the Statement of Additional Information regarding the businesses of VALIC and the Sub-advisers.

     Set out below is a list of each director and officer of VALIC indicating each other business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of VALIC is 2929 Allen Parkway, Houston, Texas 77019. See also the information set out under the caption "Trustees and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable. Companies, other than VALIC, identified in the list below are American General Distributors, Inc. ("AG Distributors"), American General Annuity Insurance Company ("AGAIC") and American General Corporation ("AG Corporation").

               NAME                    COMPANY                             TITLE
               ----                    -------                             -----
Robert M. Devlin..................  VALIC, AGAIC       Director
                                    AG                 Director, Chairman and Chief Executive
                                    Corporation          Officer
Jon P. Newton.....................  VALIC, AGAIC       Director and Senior Chairman of the Board
                                    AG                 Director and Vice Chairman of the Board
                                    Corporation
John A. Graf......................  VALIC, AGAIC       Director, President and Chief Executive Officer
Kent E. Barrett...................  VALIC, AGAIC       Director, Executive Vice President and
                                                         Chief Financial Officer
Bruce R. Abrams...................  VALIC, AGAIC       Director and Executive Vice President -- AGAIC Sales
John E. Arant, III................  VALIC, AGAIC       Director and Executive Vice President -- VALIC Sales
Robert P. Condon..................  VALIC, AGAIC       Director and Executive Vice President -- Institutional Marketing
Carl J. Santillo..................  VALIC, AGAIC       Director and Executive Vice President -- Operations
Kathleen Adamson..................  VALIC, AGAIC       Senior Vice President -- Customer Service
Michael J. Akers..................  VALIC, AGAIC       Senior Vice President and Chief Actuary
Dick Baily........................  VALIC, AGAIC       Senior Vice President -- Planning & Expense Management
Michael A. Betts..................  VALIC, AGAIC       Senior Vice President -- Systems
Rebecca G. Campbell...............  VALIC, AGAIC       Director and Senior Vice President -- Human Resources
Dwight L. Cramer II...............  VALIC, AGAIC       Senior Vice President -- AG Fund Group
Patrick E. Grady..................  VALIC, AGAIC      Senior Vice President and Treasurer
Stephen G. Kellison...............  VALIC, AGAIC      Senior Vice President -- Product Management
Richard J. Lindsay................  VALIC, AGAIC      Senior Vice President -- Marketing
Cynthia A. Toles..................  VALIC, AGAIC      Senior Vice President, General Counsel and
                                                       Secretary
                                    AG Distributors   Director and Secretary
James D. Bonsall..................  VALIC, AGAIC      Vice President -- Financial Reporting
Gregory S. Broer..................  VALIC, AGAIC      Vice President -- Actuarial
Richard A. Combs..................  VALIC, AGAIC      Vice President -- Actuarial
Neil J. Davidson..................  VALIC, AGAIC      Vice President -- Actuarial
David H. denBoer..................  VALIC, AGAIC      Vice President -- Compliance
Stephen R. Duff...................  VALIC, AGAIC      Vice President -- New Account
                                                       Acquisitions
Daniel Fritz......................  VALIC, AGAIC      Vice President -- Actuarial
Michael D. Gifford................  VALIC, AGAIC      Vice President -- Case Development
Joseph P. Girgenti................  VALIC, AGAIC      Vice President -- Sales Support
Sharla A. Jackson.................  VALIC, AGAIC      Vice President -- Customer Service - Amarillo
Jeff S. Johnson...................  VALIC, AGAIC      Vice President -- Marketing Communications
Kent W. Lamb......................  VALIC, AGAIC      Vice President -- Financial Reporting
Traci P. Langford.................  VALIC, AGAIC      Vice President -- Account Management
James J. Michel...................  VALIC, AGAIC      Vice President -- Operations Support/Controller
Maruti More.......................  VALIC, AGAIC      Vice President -- Investments
Thomas G. Norwood.................  VALIC, AGAIC      Vice President -- Broker/Dealer Operations
Stephen J. Poston.................  VALIC, AGAIC      Vice President -- Training & National Accounts
Steven D. Rubinstein..............  VALIC, AGAIC      Vice President -- Financial Planning and
                                                       Reporting
Richard W. Scott..................  VALIC, AGAIC      Vice President and Chief Investment
                                                       Officer
                                    AG                Executive Vice President and Chief Investment
                                    Corporation        Officer
Gary N. See.......................  VALIC, AGAIC      Vice President -- Group Actuarial
Gregory R. Seward.................  VALIC, AGAIC      Vice President -- Variable Product Accounting
Norman A. Skinrood, Jr. ..........  VALIC, AGAIC      Vice President -- Investment Products Group
David Snyder......................  VALIC, AGAIC      Vice President -- Electronic Commerce
Paula F. Snyder...................  VALIC, AGAIC      Vice President -- AGRS Marketing Communications
Robert E. Steele..................  VALIC, AGAIC      Vice President -- Specialty Products
Kenneth R. Story..................  VALIC, AGAIC      Vice President -- Information Technology
Brian R. Toldan...................  VALIC, AGAIC      Vice President and General Auditor
Michael A. Tompkins...............  VALIC, AGAIC      Vice President -- PR Acquisitions
Peter V. Tuters...................  VALIC, AGAIC      Vice President and Investment Officer
                                    AG                Senior Vice President -- Investments
                                    Corporation
William C. Vetterling.............  VALIC, AGAIC      Vice President -- Marketing Administration



               NAME                    COMPANY                          TITLE
               ----                    -------                          -----
William A. Wilson.................  VALIC, AGAIC    Vice President -- Government Affairs
Jane E. Bates.....................  VALIC           Chief Compliance Officer
Roger E. Hahn.....................  VALIC, AGAIC    Investment Officer
C. Scott Inglis...................  VALIC, AGAIC    Investment Officer
Craig R. Mitchell.................  VALIC, AGAIC    Investment Officer
Julia S. Tucker...................  VALIC, AGAIC    Investment Officer
                                    AG              Senior Vice President -- Investments
                                    Corporation
Rembert R. Owen, Jr...............  VALIC, AGAIC    Real Estate Investment Officer and Assistant
                                                      Secretary
W. Lary Mask......................  VALIC, AGAIC    Real Estate Investment Officer
                                                      and Assistant Secretary
D. Lynne Walters..................  VALIC, AGAIC,   Tax Officer
                                    AG Distributors
                                    AG              Vice President -- Taxes
                                    Corporation
W. Joan Farmer....................  VALIC, AGAIC    Assistant Secretary
Otto B. Gerlach, III..............  VALIC, AGAIC    Assistant Secretary
Cheryl G. Hemley..................  VALIC, AGAIC    Assistant Secretary
Susan Miller......................  VALIC, AGAIC    Assistant Secretary
Connie E. Pritchett...............  VALIC, AGAIC    Assistant Secretary
Daniel R. Cricks..................  VALIC, AGAIC    Assistant Tax Officer
Terry Festervand..................  VALIC, AGAIC    Assistant Treasurer
Eric Alexander....................  VALIC, AGAIC    Assistant Treasurer
James L. Gleaves..................  VALIC, AGAIC    Assistant Treasurer
                                    AG              Vice President and Treasurer
                                    Corporation
Kristy L. McWilliams..............  VALIC, AGAIC    Assistant Treasurer
William H.Murray..................  VALIC, AGAIC    Assistant Treasurer
Tara S. Rock......................  VALIC, AGAIC    Assistant Treasurer
Carolyn Roller....................  VALIC, AGAIC    Assistant Treasurer
Barbara G. Trygstad...............  VALIC, AGAIC    Assistant Treasurer
Marylyn S. Zlotnick...............  VALIC, AGAIC    Assistant Controller
Leslie K. Bates...................  VALIC, AGAIC    Administrative Officer
Mary C. Birmingham................  VALIC, AGAIC    Administrative Officer
Donald L. Davis...................  VALIC, AGAIC    Administrative Officer
Robert A. Demchak.................  VALIC, AGAIC    Administrative Officer
Ruby K. Donelson..................  VALIC, AGAIC    Administrative Officer
David E. Green....................  VALIC, AGAIC    Administrative Officer
Ted D. Hennis.....................  VALIC, AGAIC    Administrative Officer
William L. Hinkle.................  VALIC, AGAIC    Administrative Officer
Joan M. Keller....................  VALIC, AGAIC    Administrative Officer
William R. Keller, Jr.............  VALIC, AGAIC    Administrative Officer
Fred M. Lowery....................  VALIC, AGAIC    Administrative Officer
James F. McCulloch................  VALIC, AGAIC    Administrative Officer
Michael E. Mead...................  VALIC, AGAIC    Administrative Officer
Elliott L. Shifman................  VALIC, AGAIC    Administrative Officer
Nancy K. Shumbera.................  VALIC, AGAIC    Administrative Officer
Kathryn T. Smith..................  VALIC, AGAIC    Administrative Officer
John M. Stanton...................  VALIC, AGAIC    Administrative Officer
James P. Steele...................  VALIC, AGAIC    Administrative Officer

ITEM 27.  PRINCIPAL UNDERWRITERS



     (a) American General Distributors, Inc. (the "Distributor") acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A, American General Series Portfolio Company and American General Series Portfolio Company 2.

     (b) The following information is furnished with respect to each officer and director of the Distributor.

         NAME AND PRINCIPAL                POSITIONS AND OFFICES           POSITIONS AND OFFICES
          BUSINESS ADDRESS                   WITH DISTRIBUTOR               WITH THE REGISTRANT
         ------------------                ---------------------           ---------------------
                 (*)
Bruce R. Abrams......................  Director, Chief Executive                     --
                                         Officer and President
                 (*)
Patrick E. Grady.....................  Director, Chief Financial                     --
                                         Officer and Treasurer
                 (*)
Cynthia A. Toles.....................  Director and Secretary          Vice President and Secretary
                 (*)
D. Lynne Walters.....................  Tax Officer                                   --
                 (*)
V. Keith Roberts.....................  Chief Compliance Officer                      --
                 (*)
Cheryl G. Hemley.....................  Assistant Secretary                           --
                 (*)
Daniel R. Cricks.....................  Assistant Tax Officer                         --
                 (*)
Terry Festervand.....................  Assistant Treasurer                           --
                 (*)
James L. Gleaves.....................  Assistant Treasurer                           --
                 (*)
Tara S. Rock.........................  Assistant Treasurer                           --
                 (*)
Gregory R. Seward....................  Assistant Treasurer                       Treasurer
                 (*)
Barbara Trygstad.....................  Assistant Treasurer                           --
                 (*)
Marylyn S. Zlotnick..................  Assistant Treasurer                           --

---------------

(*) 2929 Allen Parkway, Houston, Texas 77019

     (c) Not Applicable

ITEM 28.  LOCATION OF BOOKS AND RECORDS


     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:


         THE DEPOSITOR:

         The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019


         THE PRINCIPAL UNDERWRITER:


         American General Distributors, Inc.
         2929 Allen Parkway
         Houston, Texas 77019


         THE CUSTODIAN:

         The State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

         INVESTMENT SUB-ADVISERS:

         American General Investment Management, L.P.
         2929 Allen Parkway
         Houston, Texas 77019




         Brown Capital Management
         809 Cathedral Street
         Baltimore, Maryland 21201

         Capital Guardian Trust Company
         11100 Santa Monica Boulevard
         Los Angeles, California 90025

         Fiduciary Management Associates, Inc.
         211 Congress Street
         Boston, Massachusetts 02110

         Goldman, Sachs & Co.
         85 Broad Street
         New York, New York 10004

         Jacobs Asset Management, Inc.
         211 Congress Street
         Boston, Massachusetts 02110

         JP Morgan Investment Management Inc.
         522 Fifth Avenue
         New York, New York 10036


         Neuberger Berman Management Inc.
         605 Third Avenue
         New York, New York 10158


         State Street Bank and Trust Company
         2 International Place
         Boston, Massachusetts 02110


ITEM 29.  MANAGEMENT SERVICES


     There is no management-related service contract not discussed in Parts A or B of this Form N-1A


ITEM 30.  UNDERTAKINGS



     Not Applicable

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Series Portfolio Company 3, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on the 4th day of November, 1999.




                                        AMERICAN GENERAL SERIES
                                        PORTFOLIO COMPANY 3




                                        By: /s/ THOMAS L. WEST, JR.
                                            --------------------------------
                                            Thomas L. West, Jr.
                                            Chairman of the Board of

                                            Trustees


        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                          Title                        Date
---------                          -----                        ----
/s/ THOMAS L. WEST, JR.          Chairman of the Board of     November 4, 1999
----------------------------     Trustee
Thomas L. West, Jr.

/s/ GREGORY R. SEWARD            Treasurer                    November 4, 1999
----------------------------
Gregory R. Seward

*                                Trustee                      November 4, 1999
----------------------------
Kent E. Barrett

*                                Trustee                      November 4, 1999
----------------------------
Judith Craven

*                                Trustee                      November 4, 1999
----------------------------
Timothy J. Ebner

*                                Trustee                      November 4, 1999
----------------------------
Gustavo E. Gonzales, Jr.

*                                Trustee                      November 4, 1999
----------------------------
Norman Hackerman

*                                Trustee                      November 4, 1999
----------------------------
Alice T. Kane

*                                Trustee                      November 4, 1999
----------------------------
John Wm. Lancaster

*                                Trustee                      November 4, 1999
----------------------------
Ben H. Love

*                                Trustee                      November 4, 1999
----------------------------
John E. Maupin, Jr.

*                                Trustee                      November 4, 1999
----------------------------
F. Robert Paulsen

Signature                          Title                        Date
---------                          -----                        ----
*                                Trustee                      November 4, 1999
----------------------------
R. Miller Upton


By: /s/ DAVID M. LEAHY                                        November 4, 1999
    ------------------------
    David M. Leahy
    Attorney-in-Fact